As filed with the Securities and Exchange	Registration No. 33-57244
Commission on April 17, 2003

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 16	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

SelectHLife Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

20 Washington Avenue So.
Minneapolis, MN 55401
(Address of Depositor's Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor's Telephone Number, including Area Code)
J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, CT 06l56
(Name and Address of Agent for Service)

Kimberly J. Smith, Chief Counsel
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

SELECTHLIFE II A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY issued by ReliaStar Life Insurance Company and its SelectHLife Variable Account

The Policy	The Fund Families
Is issued by ReliaStar Life Insurance Company.	37 funds from the following fund families are available
Is returnable by you during the free look period if you are not satisfied.
Premium Payments	through the policy.
Are flexible, so the premium amount and frequency may vary.	AIM Variable Insurance
Are allocated to the variable account and the fixed account, based on your instructions.	Funds
Alger American Funds
Are subject to specified fees and charges.	Fidelity® Variable Insurance Products Funds
The Policy Value
Is the sum of your holdings in the fixed account, the variable account and the loan account.	ING Investors Trust
ING Variable Products (VP) Trust
Has no guaranteed minimum value under the variable account. The value varies with the value of the sub-accounts you select.
Janus Aspen Series
Has a minimum guaranteed rate of return for amounts in the fixed account.	Neuberger Berman Advisers Management Trust
Is subject to specified fees and charges, including possible surrender charges.
Death Benefit Proceeds
Are paid if your policy is in force when the insured person dies.	PIMCO Advisors VIT
Are calculated under your choice of options:	Putnam Variable Trust
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A; or

  Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A.

Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans, accrued loan interest and unpaid fees and charges.
Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

This prospectus describes what you should know before purchasing the SelectHLife II variable universal life insurance policy. Please read it carefully and keep it for future reference. A prospectus for each of the funds available through the policy must accompany and should be read together with this prospectus.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is NOT a bank deposit or obligation, insured by the FDIC or backed by any bank or government agency.
The date of this prospectus is May 1, 2003.

TABLE OF CONTENTS
	Page		Page
POLICY SUMMARY .............................	3	Special Features and Benefits ...........................	31
The Policy's Features and Benefits ...............	3	Termination of Coverage ................................	36
Factors You Should Consider Before		TAX CONSIDERATIONS ............................	38
Purchasing a Policy ............................	6	Tax Status of the Company ..............................	38
Fees and Charges ....................................	8	Tax Status of the Policy .................................	38
THE COMPANY, THE FIXED ACCOUNT		Diversification and Investor Control Requirements .	39
AND THE VARIABLE ACCOUNT ......	12	Tax Treatment of Policy Death Benefits ..............	39
ReliaStar Life Insurance Company ...............	12	Distributions Other than Death Benefits ...............	40
The Investment Options ............................	12	Other Tax Matters ........................................	41
DETAILED INFORMATION ABOUT THE		ADDITIONAL INFORMATION ....................	44
POLICY ........................................	15	General Policy Provisions ...............................	44
Purchasing a Policy .................................	15	Legal Proceedings ........................................	51
Fees and Charges ....................................	18	Financial Statements .....................................	51
Death Benefits .......................................	22	APPENDIX A ............................................	A-1
Additional Insurance Benefits .....................	26	APPENDIX B ..........................................................	B-1
Policy Value ..........................................	29	MORE INFORMATION IS AVAILABLE ........	Back Cover

TERMS TO UNDERSTAND
The following is a list of some of the key defined terms and the page number on which each is defined:
Term	Page Where Defined	Term	Page Where Defined
Age ...........................................	15	Policy Date ...................................	15
Fixed Account ...............................	4	Policy Value .................................	1
Fixed Account Value ........................	12	Segment or Coverage Segment................	23
Loan Account ................................	31	Surrender Value .............................	3
Loan Account Value ........................	31	Valuation Date ..............................	30
Monthly Processing Date ..................	20	Variable Account ...........................	4
Net Premium .................................	3	Variable Account Value ....................	29

"ReliaStar," "we," "us," "our" and the "company" refer to ReliaStar Life Insurance Company. "You" and "your" refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person's lifetime.

State Variations - State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders are the controlling documents. If you would like to review a copy of the policy and riders, contact our customer service center or your agent/registered representative.

You may contact us about the policy at our:	Customer Service Center P.O. Box 5011 2001 21st Avenue, N.W. Minot, North Dakota 58703 1-877-253-5050 www.servicecenter@reliastar.com

2 - SelectHLife II

POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus which should be read carefully before you purchase the policy.

The Policy's Features and Benefits
Premium Payments See Premium Payments, page 15.	You choose when to pay and how much to pay.
You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse.
We may refuse to accept any premium less than $25.
You cannot pay additional premiums after age 95.
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code.
We deduct a premium expense charge from each premium payment and credit the remaining premium (the "net premium") to the variable account or the fixed account according to your instructions.
Free Look Period See Free Look Period, page 17.	During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.
The free look refund is generally equal to the sum of all premiums you have paid, although certain states may require the refund of a different amount.
The free look period is generally 20 days from the receipt of the policy or 45 days after you applied for the policy. Certain states may allow a different free look period.
The length of the free look period and the free look refund that applies in your state will be stated in your policy.
Death Benefits See Death Benefits, page 22.	Death benefits are paid if your policy is in force when the insured person dies.
Until age 95, the amount of the death benefit will depend on which death benefit option is in effect when the insured person dies.
You may choose between one of two death benefit options:
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A; or

  Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A.

At age 95, the surrender value will be automatically applied to purchase paid-up life insurance. See Special Features and Benefits - Paid-Up Life Insurance.
We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans, accrued loan interest and unpaid fees and charges.
The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.
Death Benefit Guarantee See Death Benefit Guarantee, page 25.

  Generally, your policy will not lapse as long as your policy value minus any surrender charge, loan account value and unpaid fees and charges (the "surrender value") is enough to cover the periodic fees and charges, when due.

However, the policy has a death benefit guarantee which provides that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges, when due:

  The death benefit guarantee is standard on every policy. This guarantee lasts until the insured person reaches age 65 or for five policy years, if longer. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee.

SelectHLife II - 3

Temporary Insurance See Temporary Insurance, page 17.	If you apply and qualify, we may issue temporary insurance equal to the amount of insurance for which you applied.
The maximum amount of temporary insurance is $4.5 million, which includes other in-force coverage you have with us.
Temporary insurance may not be available in all states.
Rider Benefits See Additional Insurance Benefits, page 26.	Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
Optional rider benefits that you must select before they are effective; and
Rider benefits that automatically come with your policy.
In many cases, we deduct an additional monthly charge for these benefits.
Not all riders may be available under your policy.
Investment Options See The Investment Options, page 12.	You may allocate your net premiums to the SelectHLife Variable Account (the "variable account") and our fixed account.

  The variable account is one of our separate accounts and consists of sub-accounts which invest in corresponding funds. When you allocate premiums to a sub-account, we invest any net premiums in shares of the corresponding fund.

Your variable account value will vary with the investment performance of the funds and the charges we deduct from your variable account value.
The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
We credit interest of at least 4.00% per year on amounts allocated to the fixed account.
We may, in our sole discretion, credit interest in excess of 4.00%.
The fixed account is not available under policies issued in New Jersey.
Transfers See Transfers, page 32.

  You currently may make an unlimited number of transfers between the sub-accounts and to the fixed account each policy year. We reserve the right, however, to limit you to four transfers each policy year, and transfers are subject to any other limits, conditions and restrictions that we or the funds whose shares are involved may impose.

You may only participate in a maximum of 17 investment options over the lifetime of your policy.
There are certain restrictions on transfers from the fixed account.
We currently do not charge for transfers. We reserve the right, however, to charge up to $25 for each transfer.
Asset Allocation Services See Dollar Cost Averaging, page 33. See Automatic Rebalancing, page 34.

  Dollar cost averaging is a systematic program of transferring policy values to selected investment options. It is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps to reduce the risk of investing too little when the price of a fund's shares is low.

  Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.

You cannot participate in the automatic rebalancing and dollar cost averaging programs at the same time.
There is currently no charge to participate in the dollar cost averaging or automatic rebalancing programs, although we reserve the right to assess a charge in the future.
Neither of these asset allocation services assure a profit nor do they protect you against a loss in a declining market.

4 - SelectHLife II

Loans See Loans, page 31.	You may take loans against your policy's surrender value. We reserve the right to limit borrowing during the first policy year.
Generally, a loan must be at least $500 and may not exceed 75% of your surrender value.
When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
We currently credit amounts held in the loan account with interest at an annual rate of 5.50% (guaranteed not to be less than 4.00%).
We also charge interest on loans. Interest is payable in advance and accrues daily at a current annual rate of 7.40%.

  After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate of 5.21% on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.

Loans reduce your policy's death benefit and may cause your policy to lapse.
Loans may have tax consequences, and you should consult with a tax adviser before taking a loan from your policy.
Partial Withdrawals See Partial Withdrawals, page 35.	After the first policy year, you may withdraw part of your policy's surrender value.
We currently allow only one partial withdrawal each policy year.
A partial withdrawal must be at least $500.
In policy years two through 15 you may not withdraw more than 20% of your surrender value.
We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal.
Partial withdrawals reduce your policy's base death benefit and your policy value.
Partial withdrawals may also have tax consequences, and you should consult with a tax adviser before taking a partial withdrawal from your policy.
Surrenders See Surrender, page 36.	You may surrender your policy for its surrender value at any time before the death of the insured person.
The surrender value of a policy is equal to the policy value minus any surrender charge, loan account value and unpaid fees and charges.

  Surrender charges apply for 15 years from the issue date of your policy and for 15 years after each increase in your insurance coverage. Surrender charges are level for the first five years and then decrease uniformly each month to zero at the end of the fifteenth year. The surrender charge is comprised of two charges - the contingent deferred administrative charge and the contingent deferred sales charge. If you surrender your policy during the first two years or during the first two years following an increase in your insurance coverage, we may refund a portion of the contingent deferred sales charge. This refund is referred to as the sales charge refund.

  The initial surrender charge rates vary by gender, risk class and age at issue. Surrender charge rates for increases in your insurance coverage vary by gender, risk class and age at the time of the increase.

The surrender charge is neither assessed upon nor reduced because of a requested decrease in your insurance coverage.
If the surrender charge exceeds the available policy value less the loan account value, there will be no proceeds paid to you on surrender.
All insurance coverage ends on the date we receive your surrender request.
If you surrender your policy, it cannot be reinstated.
Surrendering the policy may have tax consequences, and you should consult with a tax adviser before surrendering your policy.
SelectHLife II - 5

Reinstatement See Reinstatement, page 37.	You may reinstate your policy and riders within five years of its lapse if you did not surrender your policy, you still own the policy and the insured person is still insurable.
You will need to pay the required reinstatement premium.
A lapsed death benefit guarantee cannot, unless otherwise allowed under state law, be reinstated after the fifth policy year.
A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
Reinstating your policy may have tax consequences, and you should consult with a tax adviser before reinstating your policy.
Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy's investment options, its other features and benefits, its risks and the fees and charges you will incur. Consider, among others, the following matters.

Life Insurance Coverage	The policy is not a short-term investment and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.
Fees and Charges See Fees and Charges, page 18.

  In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

A policy's fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.

  We believe the policy's fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that these various features, benefits and services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse See Lapse, page 37.	Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
The death benefit guarantee is in effect; or
Your surrender value is enough to pay the periodic fees and charges when due.
If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.

6 - SelectHLife II
Investment Risk See The Variable Account, page 13.	You should evaluate the policy's long-term investment potential and risks before purchasing a policy.
For amounts you allocate to the sub-accounts of the variable account:
Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
You assume the risk that your values may decline or not perform to your expectations;
Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
Each fund has various investment risks, and some funds are riskier than others;
There is no assurance that any of the funds will achieve its stated investment objective; and
You should read each fund's prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding sub-account.
For amounts you allocate to the fixed account:
Interest rates we declare will change over time; and
You assume the risk that interest rates may decline, although never below the guaranteed minimum rate of 4.00%.
Exchanges See Purchasing a Policy, page 15.	Replacing your existing life insurance policy(ies) with the policy described in this prospectus may not be beneficial to you.
Before purchasing a policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation.
Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) with those of the policy described in this prospectus.
Taxation See TAX CONSIDERATIONS, page 38.

  Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.

  Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. However depending on circumstances, the following events may cause taxable consequences for you:

Reduction in the amount of your insurance coverage;
Partial withdrawals;
Loans;
Surrender;
Lapse; and.
Reinstatement.

  In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will cause income taxation to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.

  There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

Consult with a qualified legal or tax adviser before you purchase a policy.
Sales Compensation	We pay compensation to broker/dealers who sell the policy.
Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.
Other Products	We and our affiliates offer other insurance products which may have different features, benefits, fees and charges. These other products may better match your needs.
Contact your agent/registered representative for information about these other products.
SelectHLife II - 7
Fees and Charges
The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges The following table describes the fees and charges you will pay at the time you buy the policy, make a partial withdrawal, surrender the policy, transfer your policy value between investment options or make other transactions. See Fees and Charges - Transaction Fees and Charges.

Charge	When Deducted	Amount Deducted
Premium Expense Charge	Deducted when you make a premium payment.	5.00% of each premium payment (a 2.50% sales charge and a 2.50% premium tax charge).
Premium Processing Charge	Deducted when you make a premium payment.	$ 0 - current.
$ 2 - maximum.
Partial Withdrawal Fee	Deducted when you take a partial withdrawal.	$10 - current.
$25 - maximum.
Surrender Charge[1]	Deducted when you surrender or lapse your policy during the first 15 policy years (or 15 years from an increase in your insurance coverage).	Contingent Deferred Administrative Charge -
$5.00 per $1,000 of insurance coverage.
Contingent Deferred Sales Charge -
Minimum rates - $1 per $1,000 of insurance coverage.
Maximum rates - $45.60 per $1,000 of insurance coverage.
Rates for a representative insured person - $16.80 per $1,000 of insurance coverage. The representative insured person is a male, age 40 in the preferred nonsmoker risk class.
Transfer Charge	Deducted each time you make a transfer between investment options.	$ 0 - current.
$25 - maximum.
Excess Illustration Fee	Deducted each time you request an illustration after the first each policy year.	$ 0 - current.
$50 - maximum.
Excess Annual Policy Report Fee	Deducted each time you request an annual policy report after the first each policy year.	$ 0 - current.
$50 - maximum.
Accelerated Death Benefit Rider Charge	On the date the acceleration request is processed.	$300 per acceleration request.
[1]

The rates shown are for the first policy year. The surrender charge rates that apply to you depend on the insured person's gender, age and risk class. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. Surrender charge rates remain level for the first five segment years then decrease uniformly each month to zero at the end of the fifteenth segment year.

8 - SelectHLife II

Periodic Fees and Charges The following table describes the fees and charges you will pay each month on the monthly processing date, not including fund fees and expenses. See Fees and Charges - Periodic Fees and Charges.

Charge	When Deducted	Amount Deducted
Cost of Insurance Charge[2]	On the monthly processing date.	Minimum Rates per $1,000 of insurance coverage -
$0.06 - current and guaranteed.
Maximum Rates per $1,000 of insurance coverage -
$ 7.52 - current.
$11.26 - guaranteed.
Rates for a representative insured person per $1,000 of insurance coverage -
$ 0.16 - current.
$ 0.20 - guaranteed.
The representative insured person is a male, age 40 in the preferred nonsmoker risk class.
Administrative Charge	On the monthly processing date.	$ 8.25 - current.
$12 - guaranteed.
Mortality & Expense Risk Charge[3]	On the monthly processing date.	0.08% (0.90% annually) of variable account value in policy years 1 - 10, and lower thereafter.
Loan Interest Charge	Payable in advance at the time you take a loan and each policy year thereafter.	7.40% annually of the amount held in the loan account for non-preferred loans.
5.21% annually of the amount held in the loan account for preferred loans.
[2]

The minimum and maximum rates shown are for an insured person in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates that apply to you depend on the amount of your insurance coverage and the insured person's age at issue, gender and risk class and generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

[3]

The current monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Periodic Fees and Charges - Mortality and Expense Risk Charge, page 21 for the monthly rate without rounding.

Optional Rider Fees and Charges The following table describes the charges you will pay if you elect any of the optional rider benefits. See Fees and Charges - Optional Rider Fees and Charges.
Accidental Death Benefit Rider[4]	On the monthly processing date.	Minimum Rates - $0.07 per $1,000 of rider benefit.
Maximum Rates - $0.17 per $1,000 of rider benefit.
Rates for a representative insured person - $0.07 per $1,000 of rider benefit. The representative insured person is a male, age 40 in the preferred nonsmoker risk class.

SelectHLife II - 9

Optional Rider Fees and Charges, continued.
Rider	When Deducted	Amount Deducted
Additional Insured Rider[4]	On the monthly processing date.	Minimum Rates - $0.10 per $1,000 of rider benefit.
Maximum Rates - $5.70 per $1,000 of rider benefit.
Rates for a representative additional insured person - $0.17 per $1,000 of rider benefit. The representative additional insured person is a female, age 35 in the nonsmoker risk class.
Children's Insurance Rider	On the monthly processing date.	$0.62 per $1,000 of rider benefit.
Waiver of Monthly Deduction Rider[4]	On the monthly processing date.	Minimum Rates - $0.04 per $1 of the periodic fees and charges due each month.
Maximum Rates - $0.48 per $1.00 of the periodic fees and charges due each month.

  Rates for a representative insured person - $0.06 per $1.00 of the periodic fees and charges due each month. The representative insured person is a male, age 40 in the preferred nonsmoker risk class.

Waiver of Specified Premium Rider[4]	On the monthly processing date.	Minimum Rates - $0.03 per $1 of the specified amount of premium.
Maximum Rates - $0.16 per $1 of the specified amount of premium.
Rates for a Representative insured person - $0.04 per $1 of the specified amount of premium. The representative insured person is a male, age 40 in the preferred nonsmoker risk class.
[4]

The rates shown are for the first policy year. Some rates have been rounded to the nearest penny, and consequently the actual rates may be either more or less than these rounded rates. The rates for these riders depend on the insured person's age at issue, gender and risk class (where applicable) and generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

Fund Fees and Expenses The following table shows the minimum and maximum fund fees and expenses that you may pay during the time you own the policy. These may change from year to year. You should review the fund prospectuses for details about the fees and charges specific to a particular fund. See also Fees and Charges - Fund Fees and Expenses.

Annual Fund Expenses (expenses deducted from fund assets)
	Minimum	Maximum
Total Gross Annual Fund Expenses[5]	0.29%	2.87%
Total Net Annual Fund Expenses[5,6]	0.29%	1.51%
[5]	Total annual fund expenses include management fees, distribution (12b-1) fees and other expenses.
[6]

The Total Net Annual Fund Expense figures take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through the end of this year. Out of the 37 funds available through the policy, 12 have contractual arrangements to reimburse or waive certain fees and expenses. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain levels for a specific period of time. See Appendix B for more detailed information about these contractual arrangements. The minimum and maximum total net annual fund expenses shown take into account all of the available funds, not just those with contractual arrangements.

10 - SelectHLife II

How the Policy Works
Your Premium You make a premium payment.
We deduct from each premium payment:
Premium Expense Charge. Premium Processing Charge.

Net Premium We allocate the net premium to the investment options you choose.

Fixed Account Amounts you allocate are held in our general account and earn a fixed rate of interest.	Variable Account Amounts you allocate are held in sub-accounts of the variable account. The sub-accounts invest in the funds.	The funds deduct:
Investment management fees.
Other expenses.

We deduct transaction fees and charges from your policy value:
Partial Withdrawal Fee.
Surrender Charge.
Policy Value Your policy value equals the sum of your fixed account, variable account and loan account values.		Transfer Charge.
Excess Illustration Fee.
Excess Annual Report Fee.

Loan Account Amount set aside as collateral for policy loans.		We deduct periodic fees and charges from your policy value:
Cost of Insurance Charge.
Administrative Charge.
Mortality and Expense Risk Charge.
Interest Credited We credit interest on the amount held in the loan account.	Interest Charged We charge interest on your loan amount.

We deduct fees and charges from your policy value for the optional rider benefits you select.

SelectHLife II - 11

THE COMPANY, THE FIXED ACCOUNT AND THE VARIABLE ACCOUNT
ReliaStar Life Insurance Company

We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

We are a wholly-owned indirect subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands.

We are also a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

The Investment Options

You may allocate your premium payments to any of the available investment options. These options include the fixed account and sub-accounts of the variable account. The investment performance of a policy depends on the performance of the investment options you choose.

The Fixed Account

You may allocate all or a part of your net premium and transfer your policy value into the fixed account (except for policies issued in New Jersey). We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 4.00%. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended ("1933 Act"). Also, we have not registered the fixed account or the general account as an investment company under the Investment Company Act of 1940, as amended ("1940 Act") (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

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The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

The Variable Account

We established the SelectHLife Variable Account (the "variable account") on October 11, 1984, as one of our separate accounts under the laws of the State of Minnesota. It is a unit investment trust, registered with the SEC under the 1940 Act.

We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, Minnesota law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

The variable account is divided into sub-accounts. Each sub-account invests in a corresponding fund. When you allocate premium payments to a sub-account, you acquire accumulation units of that sub-account. You do not invest directly in or hold shares of the funds when you allocate premium payments to the sub-accounts of the variable account. See Appendix B to this prospectus for a list of the funds available through the variable account along with information about each fund's investment adviser/subadviser, investment objective and total annual fund expenses.

Each fund has its own investment objective and risks. Information about the risks associated with investing in the funds is located in their separate prospectuses. Read the fund prospectuses in conjunction with this prospectus, and retain the prospectuses for future reference.

A fund available through the policy may not be the same as a retail mutual fund with the same or similar name. Accordingly, the management, expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

Voting Privileges. We invest each sub-account's assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

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Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund's shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the funds corresponding to those in which you have invested assets as of the record date set by the fund's Board for the shareholders meeting. We determine the number of fund shares in each sub-account of your policy by dividing your variable account value in that sub-account by the net asset value of one share of the matching fund.

Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

Change the investment objective;
Offer additional sub-accounts which will invest in funds we find appropriate for policies we issue;
Eliminate sub-accounts;
Combine two or more sub-accounts;
Substitute a new fund for a fund in which a sub-account currently invests. A substitution may become necessary if, in our judgment:
A fund no longer suits the purposes of your policy;
There is a change in laws or regulations;
There is a change in the fund's investment objectives or restrictions;
The fund is no longer available for investment; or
Another reason we deem a substitution is appropriate.
In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;
Transfer assets related to your policy class to another separate account;
Withdraw the variable account from registration under the 1940 Act;
Operate the variable account as a management investment company under the 1940 Act;
Cause one or more sub-accounts to invest in a fund other than, or in addition to, the funds currently available;
Stop selling the policy;
End any employer or plan trustee agreement with us under the agreement's terms;
Limit or eliminate any voting rights for the variable account;
Make any changes required by the 1940 Act or its rules or regulations; or
Close a sub-account to new investments.

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We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected sub-account to another sub-account or to the fixed account, you may do so free of charge. Just notify us at our customer service center.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard SelectHLife II variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.
Purchasing a Policy
To purchase a policy you must submit an application to us. On that application you will, among other things, select:
The amount of your insurance coverage (which generally must be at least $25,000);
Your initial death benefit option; and
Any riders or optional benefits.
Additionally, on the application you will provide us with certain health and other necessary information.

On the date coverage under the policy begins (the "policy date"), the person on whose life we issue the policy (the "insured person") generally can be no more than age 80. "Age" under the policy means the insured person's age as of the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy.
Premium Payments
Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:
We may refuse to accept any premium less than $25;
You cannot pay additional premiums after age 95;

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We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;

  We may refuse any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

We may refuse to accept any premium that does not comply with our anti-money laundering program. See General Policy Provisions - Anti-Money Laundering.
After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to the insured person's gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during the death benefit guarantee period. See Death Benefit Guarantee. Payment of the minimum premium may or may not be enough to keep your policy in force beyond the death benefit guarantee period.

Premium Payments Affect Your Coverage. During the death benefit guarantee period, the death benefit guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse. See Termination of Coverage - Lapse.

Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.

We apply the initial net premium to your policy after all of the following conditions have been met:
We receive the required initial minimum premium;
All issue requirements have been received by our customer service center; and
We approve your policy for issue.

We allocate your initial net premium according to the premium allocation instructions specified on the application in whole percentages totaling 100% on the valuation date next following your policy date.

All net premiums we receive after the initial premium are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in whole percentages totaling 100%.

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Free Look Period

You have the right to examine your policy and return to us (for any reason) within the period shown in the policy. The period during which you have this right is called the free look period. If you return your policy to us during the free look period we cancel it as of your policy date. The length of the free look period is determined by state law but generally lasts until:

Midnight of the twentieth day after you receive your policy;
Midnight of the twentieth day after a written Notice of Right of Withdrawal is mailed or delivered to you; or
Midnight of the forty-fifth day after the date your application for the policy is signed.

If you cancel your policy during the free look period you will receive a refund as determined by state law. Generally, the amount of the refund will equal the sum of all premiums you have paid, although certain states may require the refund of a different amount.

The length of the free look period and the free look refund that applies in your state will be stated in your policy.
Temporary Insurance

If you apply and qualify, we may issue temporary insurance in an amount equal to the amount of insurance for which you applied, up to $4.5 million, which includes other in-force coverage you have with us.

Temporary insurance coverage begins when all of the following events have occurred:
You have completed and signed our temporary insurance coverage form;
We have received and accepted a premium payment of at least your minimum initial premium (selected on your application); and
The necessary parts of the application are complete.
Unless otherwise provided by state law, temporary insurance coverage ends on the earliest of:
The date we return your premium payments;
Five days after we mail notice of termination to the address on your application;
Your policy date;
The date we refuse to issue a policy based on your application; or
90 days after you sign our temporary life insurance coverage form.
There is no death benefit under the temporary insurance coverage if any of the following events occurs:
There is a material misrepresentation in your answers on the temporary insurance coverage form;
There is a material misrepresentation in statements on your application;
The person or persons intended to be insured die by suicide or self-inflicted injury; or
The bank does not honor your premium check.

During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. See Premium Payments - Allocation of Net Premium.

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Fees and Charges
We deduct fees and charges under the policy to compensate us for:
Providing the insurance benefits of the policy (including any rider benefits);
Administering the policy;
Assuming certain risks in connection with the policy; and
Incurring expenses in distributing the policy.

The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

Transaction Fees and Charges
We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

Premium Expense Charge. We deduct a premium expense charge from each premium payment we receive. This charge is 5.00% of each premium payment and consists of a 2.50% sales charge and a 2.50% premium tax charge.

This charge helps offset:
The expenses we incur in selling the policy;

  The costs of various state and local taxes. We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state; and

The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

Premium Processing Charge. We may deduct a charge of up to $2 per premium payment to reimburse us for the cost of collecting and processing premiums. If imposed, this charge will be deducted from premium payments before the percentage deductions for sales charges and premium taxes. We currently do not impose this charge.

Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10, but we reserve the right to deduct up to $25 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.
Surrender Charge. We deduct a surrender charge during the first 15 policy years or the first 15 years after an increase in your insurance coverage when you:
Surrender your policy; or
Allow your policy to lapse.
The surrender charge is made up of two parts:
A contingent deferred administrative charge; and
A contingent deferred sales charge.

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The contingent deferred administrative charge is $5.00 per $1,000 of insurance coverage. The contingent deferred administrative charge remains level for the first five segment years and then decreases uniformly each month until it becomes zero at the end of the fifteenth segment year. Each coverage segment will have its own contingent deferred administrative charge which will apply only to that segment.

The contingent deferred sales charge rates are set when you purchase a policy or increase your insurance coverage. The contingent deferred sales charge rates are based on the gender and age of the insured person. See the Fees and Charges - Transaction Fees and Charges table for the minimum and maximum contingent deferred sales charge rates and the rates for a representative insured person. Contingent deferred sales charge rates will not exceed $45.60 per $1,000 of coverage and the rates that apply to you will be set forth in your policy. Each coverage segment will have its own rates which will apply only to that segment. The contingent deferred sales charge remains level for the first five segment years then decreases uniformly each month until it becomes zero at the end of the fifteenth segment year.

In the early policy years the total surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

The surrender charge helps offset the expenses we incur in selling the policy.

Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25 for each transfer. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs or the exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers between investment options.

Excess Illustration Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.
Excess Annual Report Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each annual report you request after the first each policy year.
This fee helps offset the costs we incur when processing requests for excess annual reports.

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Periodic Fees and Charges
In the policy form the "monthly processing date" is referred to as the "Monthly Anniversary."

We deduct the following periodic fees and charges from your policy value on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

Your current base death benefit, discounted to take into account one month's interest earnings at an assumed 5.00% annual interest rate; and
Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

Monthly cost of insurance rates are based on the insured person's age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a "segment date") and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner's Standard Ordinary Sex Distinct Mortality Tables. We will apply unisex rates where appropriate under the law. This currently includes the states of Massachusetts and Montana. The rates that apply to you will be set forth in your policy. See the Fees and Charges - Periodic Fees and Charges table for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

The net premium applied to your policy;
The fees and charges we deduct;
Any partial withdrawals you take;
Interest earnings on the amounts allocated to the fixed account;
Interest earned on amounts held in the loan account; and
The investment performance of the funds underlying the sub-accounts of the variable account.
We calculate the net amount at risk separately for each segment of your insurance coverage.
The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your account value.
Administrative Charge. The monthly administrative charge is currently $8.25 and is guaranteed not to exceed $12. This charge helps offset the costs we incur in administering the policy.
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Mortality and Expense Risk Charge. During the first ten policy years, the monthly mortality and expense risk charge is 0.075% (0.90% annually) of your variable account value. After the tenth policy year this charge is 0.0375% per month (0.45% annually) guaranteed not to exceed 0.075% per month (0.90% annually).

This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the sub-accounts of the variable account are greater than we estimated.

Optional Rider Fees and Charges

There may be separate fees and charges for optional rider benefits. See the Fees and Charges - Optional Rider Fees and Charges table and the Additional Insurance Benefits - Optional Rider Benefits section for more information about the optional rider benefits and the applicable fees and charges.

Sales Charge Refund
We may refund a portion of the contingent deferred sales charge if you:
Surrender your policy during the first two policy years; or
Cancel an increase in your insurance coverage during the first two segment years and subsequently surrender your policy.
This refund is referred to as the sales charge refund.

The sales charge refund will equal the amount by which the total sales charge deducted (which consists of the 2.50% sales charge deducted as part of the premium expense charge plus the contingent deferred sales charge) exceeds:

30.00% of premium payments you made during the first segment year for each coverage segment up to the surrender charge guideline premium; plus
9.00% of premium payments you made that exceed your surrender charge guideline premium.

For any coverage segment created because of an increase in the amount of your insurance coverage, a proportionate amount of the existing policy value on the effective date of the increase will be considered a premium payment made during the first segment year for that segment. Subsequent premium payments will be prorated among the coverage segments.

The surrender charge guideline premium is based on the age and gender of the insured person and equals:
The initial amount of your insurance coverage or any increased coverage amount; divided by
1,000; multiplied by
An applicable surrender charge guideline factor.
The applicable surrender charge guideline factor(s) will vary by age and gender of the insured person and will be set forth in your policy.

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Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents);
Corporate purchasers; or
Our policyholders or the policyholders of our affiliated companies.

Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

Fund Fees and Expenses

A fund's fees and expenses are set by the fund and may change from year to year. They are deducted from the fund's assets and are not direct charges against a sub-account's assets or policy values. Rather, they are included when each underlying fund computes its net asset value, which is the share price used to calculate the unit values of the sub-accounts. See the Fees and Charges - Fund Fees and Expenses table for the minimum and maximum fees and expenses of the funds available under the policy. See also Appendix B for each fund's total annual fund expenses.

For a more complete description of the funds' fees and expenses, see each fund's prospectus.

Each of the funds or their affiliates pays us compensation for recordkeeping, administration or other services. The amount of compensation is usually based on the aggregate assets of the fund from policies that we issue or administer. Some funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Death Benefits
In the policy form the amount of insurance coverage you select is referred to as the "Face Amount."

You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $25,000 of coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.

Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, you may change the amount of your insurance coverage after the first policy year. We reserve the right to limit a change in the amount of your insurance coverage during the first two policy years. The change will be effective on the next monthly processing date after we receive your written request.

There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

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Increases in the amount of your insurance coverage must be at least $5,000 and may be permitted until age 80.
A requested increase in insurance coverage will cause a new coverage segment to be created. Once we create a new segment, it is permanent unless law requires differently.
Each new segment will have:
A new surrender charge and surrender charge guideline factor;
New cost of insurance charges, guaranteed and current;
A new incontestability period;
A new suicide exclusion period; and
A new minimum premium.
In determining the net amount at risk for each coverage segment we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.

You may not decrease the amount of your insurance coverage below $25,000. You cannot request a decrease in the amount of your insurance coverage more frequently than once every six months. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

From the most recent segment;
From the next more recent segments successively; and
From the initial segment.
Decreases in insurance coverage may result in:
Reduced minimum premium amounts; and
Reduced cost of insurance charges.
Decreases in insurance coverage will not result in reduced surrender charges.

We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a tax adviser before changing your amount of insurance coverage. See Distributions Other that Death Benefits - Modified Endowment Contracts.

Death Benefit Qualification Test

The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of the guideline premium test.

The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A of this prospectus.

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Death Benefit Options
There are two death benefit options available under the base policy. You choose the option you want when you apply for the policy, but you may change that choice after the second policy year.
In the policy form, death benefit "Option 1" is referred to as the "Level Amount Option" or "Option A" and death benefit "Option 2" is referred to as the "Variable Amount Option" or "Option B."

Option 1. Under death benefit Option 1, before age 95 the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit. In this case, your death benefit will vary as the policy value varies.

Option 2. Under death benefit Option 2, before age 95 the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as the policy value varies.

Unless you notify us in writing otherwise, at age 95 your policy value will automatically be applied to purchase fixed paid-up life insurance and your death benefit may change. See Special Features and Benefits - Paid-Up Life Insurance.

Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2.

Changing Death Benefit Options. After the second policy year, you may change from death benefit Option 1 to Option 2 and from death benefit Option 2 to Option 1

Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

	Change From:	Change To:	Insurance Coverage Following the Change:
	Option 1	Option 2	Your insurance coverage before the change minus your policy value as of the effective date of the change.
	Option 2	Option 1	Your insurance coverage before the change plus your policy value as of the effective date of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

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After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed.
Changing your death benefit option may have tax consequences. You should consult a tax adviser before making changes.
Death Benefit Proceeds

After the insured person's death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

Your base death benefit; plus
The amount of any rider benefits; minus
Any outstanding policy loan with accrued loan interest; minus
Any outstanding fees and charges incurred before the insured person's death.
The death benefit is calculated as of the insured person's death and will vary depending on the death benefit option you have chosen.
Death Benefit Guarantee
The policy has a death benefit guarantee which provides that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges each month.
In general, the two most significant benefits of the death benefit guarantee are:

  During the early policy years, the surrender value (even when supplemented by the sales charge refund) may not be enough to cover the periodic fees and charges due each month, so that the death benefit guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the 15 years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and

  To the extent the surrender value declines due to poor investment performance of the funds or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the death benefit guarantee may be necessary in later policy years to avoid lapse of the policy.

The death benefit guarantee is standard on every policy. It provides a guarantee that your policy will not lapse until the insured person reaches age 65 or for five policy years, if longer, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee.

You should consider the following factors in relation to the death benefit guarantee:
The amount of the minimum premium for your policy will be set forth in your policy (see Purchasing a Policy - Premium Payments);
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The minimum premium for your policy is based on monthly rates that vary according to the insured person's gender, risk class and age;
Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the death benefit guarantee by doing so; and
Even if the death benefit guarantee terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse).

If you have not paid enough premium to maintain the death benefit guarantee as of any monthly processing date, we will send you notice of the premium payment required to keep the death benefit guarantee in force. If we do not receive the required premium payment within 61 days from the date of our notice, the death benefit guarantee will terminate.

Except by administrative practice during the first five policy years you cannot reinstate a terminated death benefit guarantee. This practice may be discontinued at any time without prior notice.
Additional Insurance Benefits
Your policy may include additional insurance benefits, attached by rider. There are two types of riders:
Those that provide optional benefits that you must select before they are effective; and
Those that automatically come with the policy.

The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits

The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See TAX CONSIDERATIONS - Modified Endowment Contracts.

Accidental Death Benefit Rider. The accidental death benefit rider provides an additional insurance benefit if the insured person dies from an accidental injury before age 70. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $5,000. The maximum amount of coverage is $300,000, but may be less depending on the age of the insured person.

You should consider the following factors when deciding whether to add the accidental death benefit rider to your policy:
Subject to certain limits, you can increase the amount of coverage under this rider after the second policy year;
You can decrease the amount of coverage under this rider after the second policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's risk class and age;
The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges);
The policy's periodic fees and charges do not apply to coverage under this rider; and
This rider does not have a surrender charge.

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Additional Insured Rider. The additional insured rider provides ten-year, guaranteed level premium and level term coverage on the insured person or the insured person's spouse or children. You may add this rider after your policy is issued.

You should consider the following factors when deciding whether to add the additional insured rider to your policy:
You cannot increase the amount of coverage under this rider after issue;
You can decrease the amount of coverage under this rider after the first policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;
The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges);
The policy's periodic fees and charges do not apply to coverage under this rider; and
This rider does not have a surrender charge.

Additionally, before age 75 you can convert the coverage under this rider to any other whole life policy we offer at the time. No evidence of insurability will be required for the new whole life policy, and the premiums and cost of insurance charges for this new policy will be based on the insured person's age at the time of conversion.

Children's Insurance Rider. The children's insurance rider provides up to $10,000 of term life insurance coverage on the life of each of the insured person's children. You may add this rider after your policy is issued and the maximum amount of coverage under this rider is $10,000.

You should consider the following factors when deciding whether to add the children's insurance rider to your policy:
Term coverage under this rider is available to age 25 of each child (or for 25 years from the issue date of this rider, if earlier);
The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges);
Subject to certain limits you may increase insurance coverage under this rider; and
Decreases in the amount of insurance coverage under this rider are allowed, but at least six months must elapse between decreases.

Waiver of Monthly Deduction Rider. Subject to certain limits, the waiver of monthly deduction rider provides that the policy's periodic fees and charges are waived while the insured person is totally disabled according to the terms of the rider. You may add this rider after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following factors when deciding whether to add the waiver of monthly deduction rider to your policy:
The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges); and
If death benefit Option 1 is in effect at the end of the first six months of total disability, your death benefit option will automatically be changed to Option 2.
Your policy may contain either the Waiver of Monthly Deduction Rider or the Waiver of Specified Premium Rider, but not both.
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Waiver of Specified Premium Rider. Subject to certain limits, the waiver of specified premium rider provides that a specified amount of premium will be credited to the policy each month while the insured person is totally disabled according to the terms of the rider.

You should consider the following factors when deciding whether to add the waiver of specified premium rider to your policy:
The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges); and
You may not increase your insurance coverage while benefits are being paid under the terms of this rider.
Your policy may contain either the Waiver of Monthly Specified Premium Rider or the Waiver of Monthly Deduction Rider, but not both.
Automatic Rider Benefits

The following rider benefits may come with your policy automatically, depending on your age and/or risk class. There may be an additional charge if you choose to exercise any of these rider benefits, and exercising the benefits may have tax consequences. See Fees and Charges - Optional Rider Fees and Charges and Other Tax Matters - Accelerated Death Benefit Rider.

Accelerated Death Benefit Rider. Under certain circumstances, the accelerated death benefit rider allows you to accelerate benefits from the base policy that we otherwise would pay upon the insured person's death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit may not be more than 50% of the amount that would be payable at the death of the insured person, and the accelerated benefit will first be used to pay off any outstanding policy loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum.

Consider the following factors when deciding whether to accelerate the death benefit under this rider:
We assess an administrative charge of up to $300 when we pay the accelerated benefit (see Fees and Charges - Transaction Fees and Charges table);
When we pay the accelerated benefit, we establish a lien against your policy equal to the amount of the accelerated benefit, plus the amount of the administrative charge, plus interest on the lien;
Any subsequent death benefit proceeds payable under the policy will first be used to repay the lien;
Withdrawals, loans and any other access to the policy value will be reduced by the amount of the lien;
Accelerating the death benefit will not affect the amount of premium payable on the policy and any unpaid premiums will be added to the lien; and
There may be tax consequences to requesting payment under this rider, and you should consult with a competent tax adviser for further information.

Certain limitations and restrictions are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

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Cost of Living Rider. The cost of living rider provides optional increases in the amount of insurance coverage on the life of the insured person every two years without evidence of insurability. Increases are based on increases in the cost of living as measured by the Consumer Price Index.

You should consider the following factors when deciding whether to accept a cost of living adjustment to your policy:

    On each date the amount of insurance increases under this rider, the periodic fees and charges under the policy will increase to account for the increased costs of insurance and the increased waiver of monthly deduction rider benefit, if applicable;

The minimum premium for the death benefit guarantee will increase, unless otherwise directed, on each date the amount of insurance increases under this rider; and
If you choose not to accept a cost of living adjustment, this rider will automatically terminate as to future increases.
Policy Value
Your policy value equals the sum of your fixed account, variable account and loan account values. Your policy value reflects:
The net premium applied to your policy;

In the policy form the "policy value" is referred to as the "Accumulation Value;" the "fixed account value" is referred to as the "Fixed Accumulation Value;" and the "variable account value" is referred to as the "Variable Accumulation Value."

The fees and charges that we deduct;
Any partial withdrawals you take;
Interest earned on amounts allocated to the fixed account;
The investment performance of the funds underlying the sub-accounts of the variable account; and
Interest earned on amounts held in the loan account.
Fixed Account Value

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Investment Options - The Fixed Account.

Variable Account Value
Your variable account value equals your policy value attributable to amounts invested in the sub-accounts of the variable account.

Determining Values in the Sub-Accounts. The value of the amounts invested in the sub-accounts are measured by accumulation units and accumulation unit values. The value of each sub-account is the accumulation unit value for that sub-account multiplied by the number of accumulation units you own in that sub-account. Each sub-account has a different accumulation unit value.

The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each variable investment option varies with the investment performance of its underlying fund. It reflects:

Investment income;
Realized and unrealized gains and losses;
Fund expenses; and
Taxes, if any.
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A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time.

You purchase accumulation units when you allocate premium or make transfers to a sub-account, including transfers from the loan account.
We redeem accumulation units:
When amounts are transferred from a sub-account (including transfers to the loan account);
For the monthly deduction of the periodic fees and charges from your variable account value;
For policy transaction fees;
When you take a partial withdrawal;
If you surrender your policy; and
To pay the death benefit proceeds.

To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the sub-account calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date we receive your premium or transaction request at our customer service center, so long as the date of receipt is a valuation date. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the sub-accounts goes up or down depending on the investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the sub-accounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each sub-account on each valuation date.
We generally set the accumulation unit value for a sub-account at $10 when the sub-account is first opened. After that, the accumulation unit value on any valuation date is:
The accumulation unit value for the preceding valuation date; multiplied by
The sub-account's accumulation experience factor for the valuation period.
Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.
We calculate an accumulation experience factor for each sub-account every valuation date as follows:
We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
We subtract a charge for taxes, if applicable; and
We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.
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Loan Account Value

When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account and we charge interest on amounts held in the loan account. Your loan account value is equal to your outstanding loan amount plus unpaid interest. See Special Features and Benefits - Loans.

In the policy form the "loan account value" is referred to as the "Loan Amount."
Special Features and Benefits
Loans

You may borrow money from us by using your policy as collateral for the loan. We reserve the right to limit borrowing during the first policy year. Unless state law requires otherwise, a new loan amount must be at least $500, and the amount you may borrow is limited to 75% of the surrender value of your policy. After age 65, we currently allow you to borrow 100% of the surrender value. If your policy is in force as paid-up life insurance, the amount you may borrow is limited to the surrender value as of the next policy anniversary.

When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

Your loan request must be directed to our customer service center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 5.50% (guaranteed to be no less than 4.00%). Interest we credit is allocated to the sub-accounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

We also charge interest on loans. The annual interest rate charged is currently 7.40%.
After the tenth policy year, the annual interest rate which we charge will be reduced to 5.21% for that portion of the loan amount that is not greater than:
Your variable account value plus your fixed account value; minus
The sum of all premiums paid minus all partial withdrawals.
Loans with this reduced interest rate are preferred loans.

Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

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We will refund to you any interest we have not earned if:
Your policy lapses;
You surrender your policy; or
You repay your loan.

Loan Repayment. You may repay your loan at any time before the insured person's age 95. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the sub-accounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will effect your policy in various ways. You should carefully consider the following before taking a policy loan:
If you do not make loan repayments your policy could lapse because your surrender value may not be enough to pay your fees and charges each month;

    A loan may cause the termination of the death benefit guarantee because we deduct your loan account value from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the death benefit guarantee in effect;

Taking a loan reduces your opportunity to participate in the investment performance of the sub-accounts and the interest guarantees of the fixed account;
Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
Even if you repay your loan, it will have a permanent effect on your policy value;
If you do not repay your loan we will deduct any outstanding loan account value from amounts payable under the policy; and
Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See TAX CONSIDERATIONS - Distributions other than Death Benefits.
Transfers

You currently may make an unlimited number of transfers of your variable account value between the sub-accounts and to the fixed account. (Transfers to or from the fixed account are not available for policies issued in New Jersey.) Transfers are subject to any conditions or limits that we or the funds whose shares are involved may impose, including:

You may generally not make transfers until after the fifteenth day following your policy date (see Premium Payments - Allocation of Net Premium);
We reserve the right to limit you to four transfers each policy year;
Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25 for each transfer; and
We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of excessive trading, as described below.

Any conditions or limits we impose on transfers between the sub-accounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on third parties acting on behalf of policy owners, such as market timing services.

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Transfers from the fixed account to the sub-accounts of the variable account are subject to the following additional restrictions:
Only one transfer is permitted each policy year, and you may only make this transfer within 30 days of the anniversary of your policy date;
You may only transfer up to 50% of your fixed account value unless the balance, after the transfer, would be less than $1,000 in which event you may transfer your full fixed account value; and
Your transfer must be at least the lesser of $500 or your total fixed account value.

We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the valuation date we receive your request, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your policy value less the loan account value is at least $5,000 and the amount of your insurance coverage is at least $100,000 you may elect dollar cost averaging.

Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the sub-accounts to one or more of the other sub-accounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps reduce the risk of investing too little when the price of a fund's shares is low. Because you transfer the same dollar amount to the sub-accounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:
We receive a request to begin an automatic rebalancing program;
The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or
The specified transfer amount from any sub-account is more than the variable account value in that sub-account.

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Automatic Rebalancing. Anytime your policy value less the loan account value is at least $10,000 and the amount of your insurance coverage is at least $200,000 you may elect automatic rebalancing. Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:
We receive a request to transfer policy values among the investment options;
We receive a request to begin a dollar cost averaging program;
The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or
The sum of your variable and fixed account values is less than $7,500 on any date when automatic rebalancing transfers are scheduled.
Excessive Trading. Excessive trading activity can disrupt fund management strategies and increase fund expenses through:
Increased trading and transaction costs;
Forced and unplanned portfolio turnover;
Lost opportunity costs; and
Large asset swings that decrease the fund's ability to provide maximum investment return to all policy owners.

In response to excessive trading, we may restrict or refuse transfers or restrict or refuse transfers made through a fax machine, the internet or over the telephone, including transfers made by third parties acting on behalf of policy owners such as market timing services. We will take such actions when we determine, in our sole discretion, that transfers are harmful to the funds or to policy owners as a whole.

We will notify you in writing if we restrict or refuse any transfer because we have determined it to be harmful to the funds or policy owners as a whole.

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Conversion to a Guaranteed Policy. During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a guaranteed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new guaranteed policy, we will permanently transfer the amounts you have invested in the sub-accounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the sub-accounts of the variable account. We do not charge for this change. Contact our customer service center or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

Beginning in the second policy year you may withdraw part of your policy's surrender value. Only one partial withdrawal is currently allowed each policy year, and a partial withdrawal must be at least $500. In policy years two through 15 you may not withdraw more than 20% of your surrender value.

We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal. See Transaction Fees and Charges - Partial Withdrawal Fee.

Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the sub-accounts of the variable account in the same proportion that your value in each has to your policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. For purposes of determining these proportions, we will not include any outstanding loan account value.

Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by an amount equal to the factor from the definition of life insurance factors described in Appendix A multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the death benefit guarantee because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantee.

If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

From the most recent segment;
From the next more recent segments successively; and
From the initial segment.

Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Periodic Fees and Charges - Cost of Insurance.

If death benefit Option 2 is in effect, a partial withdrawal will not affect the amount of insurance coverage.
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We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $25,000.
A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See TAX CONSIDERATIONS - Tax Status of the Policy.
Paid-Up Life Insurance

You may elect, at any time before the insured person's age 95, to apply the surrender value to purchase fixed paid up life insurance. However, if the insured is alive at age 95, the surrender value will, unless we are notified in writing otherwise, be automatically applied to purchase fixed paid-up life insurance. The amount by which any paid up insurance will exceed the surrender value cannot be greater than the amount by which the death benefit exceeds the policy value. Any surrender value not used to purchase paid-up life insurance will be paid to you in cash and treated as a partial distribution for federal income tax purposes.

If your policy is continued in force as fixed paid-up life insurance:
The surrender value is transferred to the fixed account;
You cannot pay additional premiums;
You cannot take any partial withdrawals; and
We will not deduct any further periodic fees and charges.
Applying your policy's surrender value to purchase paid up insurance may have tax consequences. See TAX CONSIDERATIONS - Tax Status of the Policy.
Termination of Coverage
Your insurance coverage will continue under the policy until you surrender your policy or it lapses.
Surrender
In the policy form the "surrender value" is referred to as the "Cash Surrender Value."

You may surrender your policy for its surrender value any time after the free look period while the insured person is alive. Your surrender value is your policy value minus any surrender charge, loan account value and unpaid fees and charges.

You may take your surrender value in other than one payment.

We compute your surrender value as of the valuation date we receive your written surrender request and policy (or lost policy form) at our customer service center. All insurance coverage ends on the date we receive your surrender request and policy.

Surrender of your policy may have adverse tax consequences. See TAX CONSIDERATIONS - Distributions Other than Death Benefits.

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Lapse
Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
The death benefit guarantee is in effect; or.
Your surrender value is enough to pay the periodic fees and charges when due.

Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (or a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, then we deduct the overdue amounts from your policy value.

If you do not pay the full amount within the 61-day grace period your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period we do pay death benefit proceeds to your beneficiaries with reductions for your loan account value and periodic fees and charges owed.

During the early policy years your surrender value (even when supplemented by the sales charge refund) will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the death benefit guarantee) for the policy not to lapse.

If your policy lapses, any distribution of policy value may be subject to current taxation. See TAX CONSIDERATIONS - Distributions Other than Death Benefits.
Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

To reinstate the policy and any riders, you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

A lapsed death benefit guarantee cannot, unless otherwise allowed under state law, be reinstated after the fifth policy year.

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A policy that is reinstated more than 90 days after lapsing may be classified as a modified endowment contract for tax purposes. See TAX CONSIDERATIONS - Distributions Other than Death benefit - Modified Endowment Contracts.

TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.
Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of the guideline premium test. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so.

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We will at all times strive to assure that the policy meets the statutory definition which qualifies the policy as life insurance for federal income tax purposes. See Tax Treatment of Policy Death Benefits.

Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 guideline premium test, Internal Revenue Code Section 817(h) requires separate account investments, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy.

In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets.

Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and in your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

We believe that the death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A tax adviser should be consulted about these consequences.

SelectHLife II - 39

Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction in benefits, could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a competent adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

    All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value and the investment in the policy;

    Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated as distributions and taxed first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed; and

40 - SelectHLife II

    A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (1) made on or after the date on which the taxpayer attains age 591/2; (b) which are attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or (c) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a tax adviser to determine whether or not you may b subject to this penalty tax.

Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of such a loan that is outstanding after policy year ten are uncertain and a tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters
Policy Loans

In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. You should consult a tax adviser to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan available in the policy are uncertain. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

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Accelerated Death Benefit Rider

We believe that payments under the accelerated death benefit rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the insured under the policy. (See Automatic Rider Benefits - Accelerated Death Benefit Rider for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Constructive Receipt

It is possible that after the insured person reaches age 95, the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a tax adviser if you intend to keep the policy in force after the insured person reaches age 95.

Continuation of a Policy Beyond Age 95

The tax consequences of continuing the policy beyond the insured person's 95th birthday are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured person's 95th birthday.

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy for another life insurance policy or an endowment or annuity contract. Special rules and procedures apply to 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your tax adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult their tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

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Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.
Any increase in your death benefit will cause an increase in your cost of insurance charges.
Policy Availability and Qualified Plans

The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3-101 or otherwise.

Policy owners may use our policies in various other arrangements, including:
Non-qualified deferred compensation or salary continuance plans;
Split dollar insurance plans;
Executive bonus plans;
Retiree medical benefit plans; and
Other plans.

The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use any of your policies in this type of arrangement, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20% owner, or an officer, director, or employee of a trade or business.) As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

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Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay income taxes and possibly penalties later.

Policy Transfers

The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.
ADDITIONAL INFORMATION
General Policy Provisions
Your Policy
The policy is a contract between you and us and is the combination of:
Your policy;
A copy of your original application and applications for benefit increases or decreases;
Your riders;
Your endorsements;
Your policy schedule pages; and
Your reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.
A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.

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Age

We issue your policy at the insured person's age (stated in your policy schedule) based on the last birthday as of the policy date. On the policy date, the insured person can generally be no more than age 80.

We often use age to calculate rates, charges and values. We determine the insured person's age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there is no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner.

You may name new beneficiaries during the insured person's lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See TAX CONSIDERATIONS - Other Tax Matters.

SelectHLife II - 45

Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See TAX CONSIDERATIONS - Other Tax Matters.

Incontestability

After your policy has been in force and the insured person is alive for two years from your policy date and from the effective date of any new coverage segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if the insured person's age or gender has been misstated, we adjust the death benefit to the amount which would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person's death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.
Suicide
If the insured person commits suicide (while sane or insane), within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:
The total premium we receive to the time of death; minus
Outstanding loan account value; minus
Partial withdrawals taken.

We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide (while sane or insane), within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance charges which were deducted for the increase.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

46 - SelectHLife II

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also limit the types of premium payments (travelers cheques, for example) or the amount of certain types of premium payments (money orders totaling more than $5,000, for example) that we will accept.

We may also refuse to accept certain forms of premium payments or loan repayments (travelers cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in your policy entering a 61-day grace period during which you must make a sufficient payment, in an acceptable form, to keep your policy from lapsing. See Premium Payments - Premium Payments Affect Your Coverage.

Transaction Processing
Generally, within seven days of when we receive all information required to process a payment, we pay:
Death benefit proceeds;
Surrender value;
Partial withdrawals; and
Loan proceeds.
We may delay processing these transactions if:
The New York Stock Exchange is closed for trading;
Trading on the New York Stock Exchange is restricted by the SEC;
There is an emergency so that it is not reasonably possible to sell securities in the sub-accounts or to determine the value of a sub-account's assets; and
A governmental body with jurisdiction over the variable account allows suspension by its order.
SEC rules and regulations generally determine whether or not these conditions exist.
We execute transfers among the sub-accounts as of the valuation date of our receipt of your request at our customer service center.
We determine the death benefit as of the date of the insured person's death. The death benefit proceeds are not affected by subsequent changes in the value of the sub-accounts.

We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

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Notification and Claims Procedures
Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person's death, we may require proof of the deceased insured person's age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our customer service center. Telephone privileges allow you or your agent/registered representative to call our customer service center to:

Make transfers;
Change premium allocations;
Change your dollar cost averaging and automatic rebalancing programs;
Request partial withdrawals; and
Request a loan.
Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:
Requiring some form of personal identification;
Providing written confirmation of any transactions; and
Tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue this privilege at any time.

Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

48 - SelectHLife II

Non-participation
Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company.
Advertising Practices and Sales Literature
We may use advertisements and sales literature to promote this product, including:
Articles on variable life insurance and other information published in business or financial publications;
Indices or rankings of investment securities; and
Comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the sub-accounts and funds. Past performance is not indicative of future performance of the sub-accounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain sub-accounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person's lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person's death.

The investment performance of the sub-accounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25 and the total proceeds must be at least $2,500.

The following settlement options are available:
Option 1 - The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
Option 2 - The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;
Option 3 - The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;

    Option 4 - The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee;

Option 5 - The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life; and

SelectHLife II - 49

    Option 6 - The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We will not apply this option if a similar option would be more favorable to the payee at that time.

Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 3.50%.

In determining amounts we pay under Options 3 and 4, we assume interest at an effective annual rate of 3.50%. Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment. Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account which can be accessed through the use of a checking account provided to the beneficiaries. Interest earned on this account may be less than interest paid on other settlement options.

Reports

Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy's death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

Additional statements are available upon request. We may make a charge not to exceed $50 for each additional annual statement you request. See Transaction Fees and Charges - Excess Annual Report Fee.
We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. We may make a charge not to exceed $50 for each illustration you request after the first in a policy year. See Transaction Fees and Charges - Excess Illustration Fee.

50 - SelectHLife II

Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the investment Funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our customer service center at 1-877-253-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Legal Proceedings
We are not aware of any pending legal proceedings which involve the variable account as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the policy.

ING America Equities, Inc., the principal underwriter and distributor of the policy, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the policy.

Financial Statements

Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our Customer Service Center at the address or telephone number on the back of this prospectus.

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APPENDIX A
Definition of Life Insurance Factors

Guideline Premium Test Factors

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
0-40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 - 90	1.05

A-1

APPENDIX B
Funds Available Through the Variable Account

The following chart lists the funds, the investment advisers and subadvisers to the funds, summary information regarding the investment objective and the total annual expenses of each fund. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

The expense information regarding the funds was provided by the funds.

We may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. We may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by us to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the company and do not increase, directly or indirectly, the expenses shown below.

Fund Name	Investment Adviser/ Subadviser	Investment Objective	Total Annual Fund Expenses
AIM V.I. Dent Demographic Trends Fund (Series I Shares)[1]	Investment Adviser: A I M Advisors, Inc. Subadviser: H.S. Dent Advisors, Inc.	Seeks long-term growth of capital.	Gross: 1.43% Net: 1.30%
Alger American Growth Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Long-term capital appreciation.	Gross: 0.85% Net: 0.85%
Alger American Leveraged AllCap Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Long-term capital appreciation.	Gross: 0.96% Net: 0.96%
Alger American MidCap Growth Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Long-term capital appreciation.	Gross: 0.93% Net: 0.93%
Alger American Small Capitalization Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Long-term capital appreciation.	Gross: 0.97% Net: 0.97%

B-1

Fund Name	Investment Adviser/ Subadviser	Investment Objective	Total Annual Fund Expenses
Fidelity® VIP Contrafund® Portfolio (Initial Class)

Investment Adviser:
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

		Seeks long-term capital appreciation.	Gross: 0.68% Net: 0.68%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.	Gross: 0.57% Net: 0.57%
Fidelity® VIP Growth Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation.	Gross: 0.67% Net: 0.67%
Fidelity® VIP High Income Portfolio (Initial Class)

Investment Adviser:
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

		Seeks a high level of current income while also considering growth of capital.	Gross: 0.70% Net: 0.70%
Fidelity® VIP Index 500 Portfolio (Initial Class)[2]	Investment Adviser: Fidelity Management & Research Company	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Index (S&P 500).	Gross: 0.33% Net: 0.33%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	Seeks as high a level of current income as is consistent with the preservation of capital.	Gross: 0.54% Net: 0.54%

B-2

Fund Name	Investment Adviser/ Subadviser	Investment Objective	Total Annual Fund Expenses
Fidelity® VIP Money Market Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Gross: 0.29% Net: 0.29%
ING MFS Mid Cap Growth Portfolio (Service Shares)[3,4,5,6]	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	A nondiversified Portfolio that seeks long-term growth of capital.	Gross: 0.91% Net: 0.91%
ING T. Rowe Price Capital Appreciation Portfolio (Institutional Shares)*, 4, 7, 8	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.	Gross: 0.70% Net: 0.70%
ING VP Growth Opportunities Portfolio (Class R)[9,10]	Investment Adviser: ING Investments, LLC	Seeks long-term growth of capital.	Gross: 1.34% Net: 0.90%
ING VP Growth + Value Portfolio (Class R)[9,10]	Investment Adviser: ING Investments, LLC Sub-Adviser: Navellier Fund Management, Inc.	Seeks capital appreciation	Gross: 1.18% Net: 0.80%
ING VP High Yield Bond Portfolio (Class R)[9,10]	Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investments Management, LLC	Seeks high income and capital appreciation.	Gross: 1.46% Net: 0.80%
ING VP International Value Portfolio (Class R)[9,10]	Investment Adviser: ING Investments, LLC	Seeks long term capital appreciation.	Gross:1.58% Net: 1.00%
ING VP MagnaCap Portfolio (Class R)[9,10]	Investment Adviser: ING Investments, LLC	Seeks growth of capital, with dividend income as a secondary consideration.	Gross: 1.20% Net: 0.90%
ING VP MidCap Opportunities Portfolio (Class R)[9,10]	Investment Adviser: ING Investments, LLC	Seeks long-term capital appreciation.	Gross: 1.53% Net: 0.90%
ING VP Research Enhanced Index Portfolio (Class R)[9,10]	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks capital appreciation.	Gross: 1.66% Net: 0.90%
ING VP SmallCap Opportunities Portfolio (Class R)[9,10]	Investment Adviser: ING Investments, LLC	Seeks long-term capital appreciation.	Gross: 1.23% Net: 0.90%

B-3

Fund Name	Investment Adviser/ Subadviser	Investment Objective	Total Annual Fund Expenses
Janus Aspen Growth Portfolio (Institutional Shares)[11]	Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Gross: 0.67% Net: 0.67%
Janus Aspen International Growth Portfolio (Institutional Shares)[11]	Investment Adviser: Janus Capital	Seeks long-term growth of capital.	Gross: 0.74% Net: 0.74%
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)[11]	Investment Adviser: Janus Capital

A nondiversified Portfolio that invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization ranges of the Russell MidCap Growth Index.

Gross: 0.67% Net: 0.67%
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)[11]	Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Gross: 0.70% Net: 0.70%
Neuberger Berman AMT Limited Maturity Bond Portfolio[12]	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Highest current income consistent with low risk to principal and liquidity and secondarily total return.	Gross: 0.76% Net: 0.76%
Neuberger Berman AMT Partners Portfolio[12]	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Capital growth.	Gross: 0.91% Net: 0.91%
Neuberger Berman AMT Socially Responsive Portfolio[13]	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Long-term capital growth.	Gross: 2.87% Net: 1.51%
OpCap Equity Portfolio[14]	Investment Adviser: OpCap Advisors LLC	Seeks long term capital appreciation.	Gross: 0.96% Net: 0.96%
OpCap Global Equity Portfolio[14]	Investment Adviser: OpCap Advisors LLC	Seeks long term capital appreciation.	Gross: 1.15%% Net: 1.15%%
OpCap Managed Portfolio[14]	Investment Adviser: OpCap Advisors LLC	Seeks growth of capital over time.	Gross: 0.88% Net: 0.88%
OpCap Small Cap Portfolio[14]	Investment Adviser: OpCap Advisors LLC	Seeks capital appreciation.	Gross: 0.91% Net: 0.91%
Putnam VT Growth and Income Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Capital growth and current income.	Gross: 0.52% Net: 0.52%

B-4

Fund Name	Investment Adviser/ Subadviser	Investment Objective	Total Annual Fund Expenses
Putnam VT New Opportunities Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Long-term capital appreciation.	Gross:0.63% Net: 0.63%
Putnam VT Small Cap Value Fund Class IA Shares	Investment Adviser: Putnam Investment Management, LLC	Capital appreciation.	Gross:0.92% Net: 0.92%
Putnam VT Voyager Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Capital appreciation.	Gross: 0.60% Net: 0.60%
*

Prior to May 1, 2003 the Service Class of shares of this fund were available through the policy. Effective May 1, 2003 the Institutional Class of fund shares replaced the Service Class of fund shares. Institutional Class shares have 0.25% lower total fund expenses than the Service Class shares, and the effect of this transaction is to give policy owners an investment in the same fund managed by the same investment adviser at a lower cost.

1

The fund's adviser has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

2

The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time.

3

The estimated operating expenses for shares of each Portfolio are shown as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

4

The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

5

A portion of the brokerage commissions that the MFS Mid Cap Growth Portfolio pays is used to reduce the Portfolio's expenses. Including these reductions and the MFS Management fee waiver, the "Total Net Annual Fund Expenses" for the Portfolio for the year ended December 31, 2002 would have been 0.84%. This arrangement may be discontinued at any time.

6

Directed Services, Inc. ("DSI") has voluntarily agreed to waive a portion of its management fee for the MFS Mid Cap Growth, Portfolio. Including this waiver, the "Total Net Annual Fund Expenses" for the Portfolio for the year ended December 31, 2002, would have been 0.90%. This arrangement may be discontinued by DSI at any time.

7

The operating expenses for shares of each Portfolio are shown as a ratio of expenses to average daily net assets and are estimated because the class did not have full calendar year of operations. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

B-5

8

A portion of the brokerage commissions that the T. Rowe Price Capital Appreciation Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction and MFS management fee waiver, the "Total Net Annual Fund Expenses" for the Portfolio for the year ended December 31, 2002 would have been 0.69%. This arrangement may be discontinued at any time.

9

This expenses shown are based on the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio.

10

ING Fund Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in the expenses shown. ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The expense limits will continue through at least December 31, 2003.

11	All expenses are shown without the effect of any expense offset arrangements.
12

Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2006 to reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Portfolios' average daily net asset value. The expense reimbursement arrangements for the Portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

13

Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2006 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense reimbursement arrangements for the Portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

14

Total Annual Fund Expenses for the Equity, Managed and Small Cap Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. Total Annual Fund Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets.

B-6

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

    Statement of Additional Information ("SAI") - The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

Page
General Information and History ...............................................................................	2
Distribution of the Policies ......................................................................................	2
Performance Reporting and Advertising .....................................................................	3
Experts ...............................................................................................................	6
Financial Statements.....................................................................................................................	6
Financial Statements of the SelectHLife Variable Account...................................................	S-1
Statutory-Basis Financial Statements of the ReliaStar Life Insurance Company........................	F-1

    A personalized illustration of policy benefits - A personalized illustration can help you understand how the policy works, given the policy's fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy's death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50 for each personalized illustration you request after the first each policy year. See Transaction Fees and Charges - Excess Illustration Fee.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:
Customer Service Center
P.O. Box 5011
2000 21st Avenue, N.W.
Minot, North Dakota 58703
1-877-253-5050
www.servicecenter@reliastar.com

Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC's Internet website (www.sec.gov) website (www.sec.gov) or at the SEC's Public Reference Room in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Room at 450 Fifth Street, NW, Washington, DC 20549-0102. More information about operation of the SEC's Public Reference Room can be obtained by calling 202-942-8090.

1940 Act File No. 811-04208
1933 Act file No. 33-57244
SELECTHLIFE VARIABLE ACCOUNT OF RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2003
SELECTHLIFE II Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current ING SelectHLife II prospectus dated May 1, 2003. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the SelectHLife Variable Account.

A free prospectus is available upon request by contacting the ReliaStar Life Insurance Company's Customer Service Center at P.O. Box 5011, 2000 21st Avenue, NW, Minot, North Dakota 58703, by calling 1-877-253-5050 or by accessing the SEC's web site at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.
TABLE OF CONTENTS
Page
General Information and History ...........................................................................	2

Distribution of the Policies ...............................................................................	2

Performance Reporting and Advertising ................................................................	3

Experts .............................................................................................................	6

Financial Statements ................................................................................................................	6

Financial Statements of the SelectHLife Variable Account ..............................................	S-1

Statutory-Basis Financial Statements of the ReliaStar Life Insurance Company....................	F-1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the "company," "we," "us," "our") issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota and an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our Home Office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

We established the SelectHLife Variable Account (the "variable account") on October 11, 1984 under the laws of the State of Minnesota for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available sub-accounts of the variable account. Each sub-account invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See "Fees and Charges" in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the sub-accounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

DISTRIBUTION OF THE POLICIES

The company's affiliate, ING America Equities, Inc., serves as the principal underwriter (distributor) for the policies. ING America Equities, Inc. was organized under the laws of the State of Colorado on September 27, 1993 and is registered as a broker/dealer with the SEC and the National Association of Securities Dealers, Inc. We pay ING America Equities, Inc. under a distribution agreement dated May 1, 2002. ING America Equities, Inc.'s principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the year ended December 31, 2002, the aggregate amount paid to ING America Equities under our distribution agreement was $50,355,543.

Prior to May 1, 2002, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation and an affiliate of ours, was the principal underwriter (distributor) for the policies. We paid WSSI under a distribution agreement. For the years ended December 31, 2001 and 2000, the aggregate amount paid to WSSI under our distribution agreement was $56,727,215 and $69,346,267, respectively.

We sell our policies through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. A description of the manner in which the policies are purchased may be found in the prospectus under the section entitled "Purchasing a Policy."

All broker/dealers who sell this policy have entered into selling agreements with us. Under these selling agreements, we pay a distribution allowance to broker/dealers, who in turn pay commissions to their agents/registered representatives who sell this policy. We may make loans to agents/registered representatives, or advance commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms, such as interest rate reduction and/or principal forgiveness, that may be conditioned on insurance sales.

2

Commissions generally will be no more than 100% of the premiums paid up to the annualized minimum monthly premium, plus 4% of additional premiums for the first policy year and lower thereafter.

In addition, a trail commission of 0.25% of the average monthly policy value (excluding any loan account value) during each policy year may be paid. Further, agents/registered representatives may be eligible to receive certain overrides and other benefits based on the amount of earned commissions.

We pay wholesaler fees and marketing and training allowances. We may provide repayments or make sponsor payments for broker/dealers to use in sales contests for their registered representatives. We do not hold contests directly based on sales of this product. We do hold training programs from time to time at our own expense. We pay dealer concessions, wholesaling fees, other allowances and the costs of all other incentives or training programs from our resources which include sales charges.

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the sub-accounts of the variable account and the funds available for investment through the sub-accounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. Such performance information for the sub-accounts will reflect the deduction of all fund fees and charges, including investment management fees, distribution (12b-1) fees and other expenses but will not reflect deductions for any policy fees and charges. If the policy's premium expense, cost of insurance, administrative and mortality and expense risk charges and the other transaction, periodic or optional benefits fees and charges were deducted, the performance shown would be significantly lower.

Performance history of the sub-accounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a sub-account commenced operation. We will calculate such performance information based on the assumption that the sub-accounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the sub-accounts.

Simply stated, average annual total returns show the percent change in values, with dividends and capital gains reinvested, after the deduction of all fund fees and charges, including investment management fees, distribution (12b-1) fees and other expenses. Average annual total returns are calculated according to the following formula:

(ERV + P)1/ n -1 = T
Where:	P =	A hypothetical initial payment of $1,000.
	T =	Average annual total return.
	n =	Number of years.
	ERV =	Ending redeemable value of the hypothetical $1,000 payment made at the beginning of the relevant period.

Unless otherwise noted, the returns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted.

3

Any current yield quotation for a money market fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates and the fund's expenses.

Investment results of the funds will fluctuate over time and any presentation of past performance should not be considered as a representation of what may be achieved in the future.
The following table shows the performance history of the underlying funds available for investment through the sub-accounts of the variable account for the periods indicated.

Average Annual Total Returns as of 3/31/03
Funds	1-Mo*	3-Mo*	YTD*	1-Yr	3-Yr	5-Yr	10-Yr	Since Fund Inception	Fund Inception Date
AIM V.I. Dent Demographic Trends Fund (Series I Shares)	1.60%	0.53%	0.53%	(30.22%)	(30.00%)			(25.67%)	12/29/1999
Alger American Growth Portfolio (Class O Shares)	1.91%	(0.45%)	(0.45%)	(30.96%)	(23.12%)	(3.09%)	8.91%		01/09/1989
Alger American Leveraged AllCap Portfolio (Class O Shares)	2.42%	3.41%	3.41%	(28.32%)	(27.74%)	1.25%		13.60%	01/25/1995
Alger American MidCap Growth Portfolio (Class O Shares)	2.09%	1.93%	1.93%	(25.92%)	(15.22%)	1.64%		12.44%	05/03/1993
Alger American Small Capitalization Portfolio (Class O Shares)	0.58%	(0.90%)	(0.90%)	(26.93%)	29.78%)	(10.97%)	2.11%		09/21/1988
Fidelity® VIP Contrafund® Portfolio (Initial Class)	2.20%	(2.08%)	(2.08%)	(13.72%)	(11.65%)	0.89%		11.60%	01/03/1995
Fidelity® VIP Equity-Income Portfolio (Initial Class)	(0.60%)	(6.27%)	(6.27%)	(25.02%)	(6.28%)	(3.04%)	8.20%		10/09/1986
Fidelity® VIP Growth Portfolio (Initial Class)	0.84%	(2.85%)	(2.85%)	(31.35%)	(22.92%)	(3.29%)	7.72%		10/09/1986
Fidelity® VIP High Income Portfolio (Initial Class)	2.29%	6.39%	6.39%	9.72%	(7.93%)	(5.83%)	3.42%		09/19/1985
Fidelity® VIP Index 500 Portfolio (Initial Class)	0.96%	(3.20%)	(3.20%)	(24.90%)	(16.27%)	(3.99%)	8.22%		08/27/1992
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	0.08%	1.74%	1.74%	12.22%	9.86%	7.49%	7.03%		12/05/1988
Fidelity® VIP Money Market Portfolio (Initial Class)	0.09%	0.28%	0.28%	1.53%	3.66%	4.34%	4.65%		04/01/1982
ING MFS Mid-Cap Growth Portfolio (Service Shares)	1.25%	0.28%	0.28%	(44.26%)	(28.40%)	(4.72%)		7.22%	10/07/1994
ING T. Rowe Price Capital Appreciation Portfolio (Service Shares)**	(0.42%)	(3.04%)	(3.04%)	(9.40%)	9.00%	6.75%	8.85%		05/31/1989
ING VP Growth Opportunities Portfolio (Class R)	(0.27%)	(1.60%)	(1.60%)	(28.90%)				(28.91%)	04/30/2000
ING VP Growth + Value Portfolio (Class R)	1.57%	(1.72%)	(1.72%)	(32.40%)	(32.88%)	(4.44%)		5.60%	05/06/1994

4

Average Annual Total Returns as of 3/31/03
Funds	1-Mo*	3-Mo*	YTD*	1-Yr	3-Yr	5-Yr	10-Yr	Since Fund Inception	Fund Inception Date
ING VP High Yield Bond Portfolio (Class R)	2.38%	5.16%	5.16%	1.56%	(1.14%)	(2.79%)		3.33%	05/06/1994
ING VP International Value Portfolio (Class R)	(2.61%)	(8.72%)	(8.72%)	(26.07%)	(9.65%)	0.96%		4.07%	08/08/1997
ING VP MagnaCap Portfolio (Class R)	(0.45%)	(3.37%)	(3.37%)	(27.19%)				(12.48%)	05/01/2000
ING VP MidCap Opportunities Portfolio (Class R)	0.45%	0.22%	0.22%	(25.08%)				(23.86%)	04/30/2000
ING VP Research Enhanced Index Portfolio (Class R)	1.07%	(3.40%)	(3.40%)	(24.73%)	(16.98%)	(9.62%)		(1.57%)	05/06/1994
ING VP SmallCap Opportunities Portfolio (Class R)	(0.78%)	(4.69%)	(4.69%)	(39.66%)	(30.43%)	0.80%		6.64%	05/06/1994
Janus Aspen Growth Portfolio (Institutional Shares)	0.85%	(2.12%)	(2.12%)	(28.18%)	(24.80%)	(4.35%)		6.47%	09/13/1993
Janus Aspen International Growth Portfolio (Institutional Shares)	(2.07%)	(9.94%)	(9.94%)	(32.14%)	(27.73%)	(4.12%)		6.59%	05/02/1994
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)	1.60%	(0.06%)	(0.06%)	(20.89%)	(35.39%)	(4.30%)		7.05%	09/13/1993
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	(1.38%)	(8.17%)	(8.17%)	(31.01%)	(26.17%)	(4.19%)		9.13%	09/13/1993
Neuberger Berman AMT Limited Maturity Bond Portfolio	0.07%	0.74%	0.74%	5.92%	6.97%	5.21%	5.25%		09/10/1984
Neuberger Berman AMT Partners Portfolio	0.27%	(1.75%)	(1.75%)	(27.46%)	(10.14%)	(6.01%)		7.06%	03/22/1994
Neuberger Berman AMT Socially Responsive Portfolio	2.29%	1.96%	1.96%	(14.04%)	(5.80%)			(1.20%)	02/18/1999
OpCap Equity Portfolio	0.33%	(4.82%)	(4.82%)	(24.94%)	(7.35%)	(4.82%)	7.57%		08/01/1988
OpCap Global Equity Portfolio	(1.08%)	(5.25%)	(5.25%)	(22.35%)	(10.30%)	(2.32%)		5.80%	03/01/1995
OpCap Managed Portfolio	(0.51%)	(2.98%)	(2.98%)	(20.12%)	(5.01%)	(2.86%)	8.51%		08/01/1988
OpCap Small Cap Portfolio	1.91%	(5.80%)	(5.80%)	(31.30%)	3.52%	(1.27%)	6.54%		08/01/1988
Putnam VT Growth and Income Fund (Class IA Shares)	3.37%	(3.87%)	(3.87%)	(25.63%)	(14.06%)	(6.88%)	3.44%		05/01/1992
Putnam VT New Opportunities Fund (Class IA Shares)	1.41%	(1.29%)	(1.29%)	(28.54%)	(32.41%)	(8.20%)		5.39%	05/02/1994
Putnam VT Small Cap Value Fund (Class IA Shares)	0.58%	(5.01%)	(5.01%)	(28.60%)	1.96%			4.22%	04/30/1999
Putnam VT Voyager Fund (Class IA Shares)	1.89%	(1.45%)	(1.45%)	(26.80%)	(24.96%)	(4.31%)	8.30%		02/01/1988
*	Returns not annualized.
**

Effective May 1, 2003 the Institutional Class of fund shares will replace the Service Class of fund shares. Institutional Class shares have 0.25% lower total fund expenses than the Service Class shares, and the effect of this transaction is to give policy owners an investment in the same fund managed by the same investment adviser at a lower cost.

We may compare performance of the sub-accounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the sub-accounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar. Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

5

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each sub-account in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each sub-account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

EXPERTS

The statement of assets and liabilities of the SelectHLife Variable Account as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the statutory-basis financial statements of ReliaStar Life Insurance Company as of December 31, 2002 and 2001, and for each of the two years in the period ended December 31, 2002, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2002 and have been audited by Ernst & Young LLP, independent auditors.

The statutory-basis financial statements of the company as of December 31, 2002 and 2001 and for the two years in the period ended December 31, 2002, have been audited by Ernst & Young LLP, independent auditors. The financial statements of the company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account.

The statutory-basis financial statements of the company as of December 31, 2002 and 2001 and for the two years in the period ended December 31, 2002, have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Minnesota Division of Insurance.

The primary business address of Ernst & Young LLP is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

6

ReliaStar SelectHLife Variable Account

Financial Statements

Year ended December 31, 2002

Contents

Report of Independent Auditors	S-2

Audited Financial Statements

Statement of Assets and Liabilities	S-4
Statement of Operations	S-14
Statements of Changes in Net Assets	S-20
Notes to Financial Statements	S-38

S-1

Report of Independent Auditors

The Board of Directors and Participants
ReliaStar Life Insurance Company

We have audited the accompanying statement of assets and liabilities of ReliaStar Life Insurance Company SelectH Variable Account (the "Account") (comprised of the AIM V.I. Dent Demographic Trends, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, Fidelity® VIP Equity-Income, Fidelity® VIP Growth, Fidelity® VIP High Income, Fidelity® VIP Money Market, Fidelity® VIP Overseas, Fidelity® VIP II Asset ManagerSM, Fidelity® VIP II Contrafund®, Fidelity® VIP II Index 500, Fidelity® VIP II Investment Grade Bond, GCG Trust Fully Managed, GCG Trust Mid-Cap Growth, ING VP Bond, ING UBS Tactical Asset Allocation, ING Van Kampen Comstock, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP Growth Opportunities, ING VP Growth + Value, ING VP High Yield Bond, ING VP International Value, ING VP MagnaCap, ING VP MidCap Opportunities, ING VP Research Enhanced Index, ING VP SmallCap Opportunities, Janus Aspen Aggressive Growth, Janus Aspen Growth, Janus Aspen International Growth, Janus Aspen Worldwide Growth, Neuberger Berman AMT Limited Maturity Bond, Neuberger Berman AMT Partners, Neuberger Berman AMT Socially Responsive, OCC Accumulation Trust Equity, OCC Accumulation Trust Global Equity, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap, Pioneer MidCap Value VCT, Pioneer SmallCap Value VCT, Putman VT Diversified Income, Putman VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT Small Cap Value, Putnam VT Utilities Growth and Income and Putnam VT Voyager Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

S-2

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Life Insurance Company SelectH Variable Account at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

S-3
ReliaStar SelectHLife Variable Account

Statement of Assets and Liabilities

December 31, 2002
(Dollars in thousands, except for unit data)

	AIM V.I. Dent Demographic Trends	Alger American Growth	Alger American Leveraged AllCap	Alger American MidCap Growth

Assets
Investments in mutual funds at fair value	$3,425	$33,851	$2,676	$16,748
Total assets	3,425	33,851	2,676	16,748

Net assets	$3,425	$33,851	$2,676	$16,748

Accumulation units outstanding:
Select*Life I	-	211,198.196	-	117,748.534
Select*Life Series 2000	940,942.756	3,241,457.321	638,565.533	1,266,838.158

Value per accumulation unit:
Select*Life I	-	$9.41	-	$11.62
Select*Life Series 2000	$3.64	$9.83	$4.19	$12.14

Total number of mutual fund shares	903,819	1,374,389	128,328	1,345,252

Cost of mutual fund shares	$4,296	$54,603	$3,121	$19,582

See accompanying notes.

S-4

ReliaStar SelectHLife Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002
(Dollars in thousands, except for unit data)

Alger American Small Capitalization	Fidelity® VIP Equity-Income	Fidelity® VIP Growth	Fidelity® VIP High Income	Fidelity® VIP Money Market	Fidelity® VIP Overseas	Fidelity® VIP II Asset ManagerSM

$5,220	$83,106	$99,310	$13,890	$69,344	$8,400	$17,370
5,220	83,106	99,310	13,890	69,344	8,400	17,370

$5,220	$83,106	$99,310	$13,890	$69,344	$8,400	$17,370

66,874.579	832,394.665	1,091,910.205	230,607.862	378,680.066	206,605.283	430,484.340
761,923.385	2,551,611.199	3,298,987.243	780,335.323	4,030,383.473	450,410.118	488,113.315

$6.05	$34.21	$34.09	$21.08	$19.96	$15.76	$21.97
$6.32	$21.41	$18.82	$11.57	$15.33	$11.42	$16.21

427,543	4,576,324	4,236,765	2,342,341	69,343,566	765,018	1,362,348

$5,835	$97,772	$151,120	$13,698	$69,344	$14,629	$21,948

S-5

ReliaStar SelectHLife Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002
(Dollars in thousands, except for unit data)

	Fidelity® VIP II Contrafund®	Fidelity® VIP II Index 500	Fidelity® VIP II Investment Grade Bond	GCG Trust Fully Managed

Assets
Investments in mutual funds at fair value	$63,546	$67,202	$20,365	$5,405
Total assets	63,546	67,202	20,365	5,405

Net assets	$63,546	$67,202	$20,365	$5,405

Accumulation units outstanding:
Select*Life I	176,057.334	254,284.185	119,416.748	-
Select*Life Series 2000	2,784,585.422	2,857,019.281	976,363.514	527,824.178

Value per accumulation unit:
Select*Life I	$11.87	$21.48	$21.81	-
Select*Life Series 2000	$22.07	$21.61	$18.19	$10.24

Total number of mutual fund shares	3,510,814	672,559	1,486,524	315,528

Cost of mutual fund shares	$76,754	$88,298	$19,104	$5,593

See accompanying notes.

S-6

ReliaStar SelectHLife Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002
(Dollars in thousands, except for unit data)

GCG Trust Mid-Cap Growth	ING VP Bond	ING UBS Tactical Asset Allocation	ING Van Kampen Comstock	ING VP Index Plus LargeCap	ING VP Index Plus MidCap	ING VP Index Plus SmallCap

$690	$281	$7	$225	$37	$105	$80
690	281	7	225	37	105	80

$690	$281	$7	$225	$37	$105	$80

-	-	-	-	-	-	-
172,418.688	26,156.000	909.048	26,741.536	4,500.577	12,871.985	10,117.880

-	-	-	-	-	-	-
$4.00	$10.75	$8.13	$8.40	$8.25	$8.17	$7.89

95,059	20,783	309	26,897	3,420	8,866	8,023

$697	$282	$8	$218	$38	$106	$83

S-7

ReliaStar SelectHLife Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002
(Dollars in thousands, except for unit data)

	ING VP Growth Opportunities	ING VP Growth + Value	ING VP High Yield Bond	ING VP International Value

Assets
Investments in mutual funds at fair value	$2,005	$12,837	$1,744	$11,956
Total assets	2,005	12,837	1,744	11,956

Net assets	$2,005	$12,837	$1,744	$11,956

Accumulation units outstanding:
Select*Life I	-	85,784.538	9,440.739	50,155.601
Select*Life Series 2000	533,206.860	1,305,619.519	186,657.297	823,411.537

Value per accumulation unit:
Select*Life I	-	$8.86	$8.53	$13.14
Select*Life Series 2000	$3.76	$9.25	$8.91	$13.72

Total number of mutual fund shares	534,557	1,300,597	614,244	1,390,278

Cost of mutual fund shares	$2,597	$21,157	$1,953	$12,081
See accompanying notes.

S-8

ReliaStar SelectHLife Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002
(Dollars in thousands, except for unit data)

ING VP MagnaCap	ING VP MidCap Opportunities	ING VP Research Enhanced Index	ING VP SmallCap Opportunities	Janus Aspen Aggressive Growth	Janus Aspen Growth	Janus Aspen International Growth

$1,140	$1,410	$1,811	$17,464	$22,456	$20,311	$16,100
1,140	1,410	1,811	17,464	22,456	20,311	16,100

$1,140	$1,410	$1,811	$17,464	$22,456	$20,311	$16,100

-	-	4,918.741	75,334.491	212,607.559	126,917.957	87,569.837
162,232.755	312,598.824	192,443.168	906,427.224	2,071,637.900	2,039,084.571	1,545,695.459

-	-	$6.38	$11.39	$9.45	$9.01	$9.46
$7.03	$4.51	$9.25	$18.32	$9.87	$9.40	$9.88

167,207	313,299	615,828	1,639,840	1,417,650	1,390,219	930,660

$1,355	$1,773	$2,304	$27,465	$46,114	$33,851	$16,557

S-9

ReliaStar SelectHLife Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002
(Dollars in thousands, except for unit data)

	Janus Aspen Worldwide Growth	Neuberger Berman AMT Limited Maturity Bond	Neuberger Berman AMT Partners	Neuberger Berman AMT Socially Responsive

Assets
Investments in mutual funds at fair value	$39,797	$12,206	$8,029	$698
Total assets	39,797	12,206	8,029	698

Net assets	$39,797	$12,206	$8,029	$698

Accumulation units outstanding:
Select*Life I	333,298.229	32,628.796	52,876.892	-
Select*Life Series 2000	3,597,864.405	887,155.627	885,174.392	80,173.829

Value per accumulation unit:
Select*Life I	$9.73	$12.73	$8.21	-
Select*Life Series 2000	$10.16	$13.29	$8.58	$8.70

Total number of mutual fund shares	1,890,577	904,157	704,268	75,995

Cost of mutual fund shares	$59,092	$11,958	$9,415	$774

See accompanying notes.

S-10

ReliaStar SelectHLife Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002
(Dollars in thousands, except for unit data)

OCC Equity	OCC Global Equity	OCC Managed	OCC Small Cap	Pioneer Mid Cap Value VCT	Pioneer Small Cap Value VCT	Putnam VT Diversified Income

$3,984	$1,619	$8,519	$12,019	$1,145	$140	$1,098
3,984	1,619	8,519	12,019	1,145	140	1,098

$3,984	$1,619	$8,519	$12,019	$1,145	$140	$1,098

15,261.329	17,346.104	62,298.232	78,076.192	-	-	2,525.699
387,361.436	142,596.385	798,271.698	997,427.493	136,600.464	18,316.930	72,154.037

$9.49	$9.74	$9.51	$10.73	-	-	$14.28
$9.91	$10.17	$9.93	$11.21	$8.38	$7.62	$14.72

155,457	150,444	259,951	558,511	76,659	15,221	128,444

$4,483	$1,622	$10,178	$14,844	$1,147	$139	$1,291

S-11

ReliaStar SelectHLife Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002
(Dollars in thousands, except for unit data)

	Putnam VT Growth and Income	Putnam VT International Growth	Putnam VT New Opportunities	Putnam VT Small Cap Value

Assets
Investments in mutual funds at fair value	$35,471	$1,093	$27,087	$3,690
Total assets	35,471	1,093	27,087	3,690

Net assets	$35,471	$1,093	$27,087	$3,690

Accumulation units outstanding:
Select*Life I	104,733.779	-	-	-
Select*Life Series 2000	1,672,961.943	152,494.067	1,947,334.981	409,142.480

Value per accumulation unit:
Select*Life I	$19.05	-	-	-
Select*Life Series 2000	$20.01	$7.17	$13.91	$9.02

Total number of mutual fund shares	1,891,782	107,672	2,331,062	301,710

Cost of mutual fund shares	$44,183	$843	$46,878	$3,756

See accompanying notes.

S-12

ReliaStar SelectHLife Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002
(Dollars in thousands, except for unit data)

Putnam VT Utilities Growth and Income	Putnam VT Voyager

$1,197	$72,929
1,197	72,929

$1,197	$72,929

5,230.850	247,665.046
77,705.656	3,543,059.492

$14.06	$18.65
$14.46	$19.28

125,099	3,472,828

$2,034	$125,148

S-13

ReliaStar SelectHLife Variable Account

Statement of Operations

For the year ended December 31, 2002
(Dollars in thousands)

	AIM V.I. Dent Demographic Trends	Alger American Growth	Alger American Leveraged AllCap	Alger American MidCap Growth

Net investment income (loss)
Income:
Dividends	$ -	$ 16	$ -	$ -
Total investment income	-	16	-	-

Expenses:
Mortality and expense risk and other charges	25	292	20	116
Total expenses	25	292	20	116
Net investment income (loss)	(25)	(276)	(20)	(116)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(2,185)	(4,498)	(1,369)	(3,477)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments and capital gains distributions	(2,185)	(4,498)	(1,369)	(3,477)

Net unrealized appreciation (depreciation) of investments	634	(11,443)	172	(2,141)

Net increase (decrease) in net assets resulting from operations	$ (1,576)	$ (16,217)	$ (1,217)	$ (5,734)
	Fidelity® VIP II Contrafund®	Fidelity® VIP II Index 500	Fidelity® VIP II Investment Grade Bond	GCG Trust Fully Managed

Net investment income (loss)
Income:
Dividends	$ 544	$ 945	$ 499	$ 140
Total investment income	544	945	499	140

Expenses:
Mortality and expense risk and other charges	552	563	113	23
Total expenses	552	563	113	23
Net investment income (loss)	(8)	382	386	117

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(4,088)	(3,459)	426	(43)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments and capital gains distributions	(4,088)	(3,459)	426	(43)

Net unrealized appreciation (depreciation) of investments	(3,012)	(16,423)	698	(156)

Net increase (decrease) in net assets resulting from operations	$ (7,108)	$ (19,500)	$ 1,510	$ (82)
See accompanying notes.
S-14

ReliaStar SelectHLife Variable Account

Statement of Operations (continued)

For the year ended December 31, 2002
(Dollars in thousands)

Alger American Small Capitalization	Fidelity® VIP Equity-Income	Fidelity® VIP Growth	Fidelity® VIP High Income	Fidelity® VIP Money Market	Fidelity® VI Overseas	Fidelity® VIP II Asset ManagerSM

$ -	$ 1,573	$ 305	$ 1,422	$ 999	$ 92	$ 819
-	1,573	305	1,422	999	92	819

41	750	986	109	442	92	163
41	750	986	109	442	92	163
(41)	823	(681)	1,313	557	-	656

(1,462)	(3,648)	(7,301)	(7,344)	-	(1,460)	(889)
-	2,142	-	-	-	-	-
(1,462)	(1,506)	(7,301)	(7,344)	-	(1,460)	(889)

(413)	(17,301)	(36,836)	6,577	-	(997)	(1,812)

$ (1,916)	$ (17,984)	$ (44,818)	$ 546	$ 557	$ (2,457)	$ (2,045)
GCG Trust Mid-Cap Growth	ING VP Bond	ING UBS Tactical Asset Allocation	ING Van Kampen Comstock	ING VP Index Plus LargeCap	ING VP Index Plus MidCap	ING VP Index Plus SmallCap

$ -	$ 8	$ -	$ 1	$ -	$ -	$ -
-	8	-	1	-	-	-

2	-	-	-	-	-	-
2	-	-	-	-	-	-
(2)	8	-	1	-	-	-

(190)	7	-	(3)	(31)	-	(67)
-	-	-	-	-	-	-
(190)	7	-	(3)	(31)	-	(67)

(15)	-	-	7	(1)	(1)	(3)

$ (207)	$ 15	$ -	$ 5	$ (32)	$ (1)	$ (70)
S-15

ReliaStar SelectHLife Variable Account

Statement of Operations (continued)

For the year ended December 31, 2002
(Dollars in thousands)
	ING VP Growth Opportunities	ING VP Growth + Value	ING VP High Yield Bond	ING VP International Value

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 157	$ 96
Total investment income	-	-	157	96

Expenses:
Mortality and expense risk and other charges	15	112	10	71
Total expenses	15	112	10	71
Net investment income (loss)	(15)	(112)	147	25

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(1,208)	(9,350)	(116)	(2,892)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments and capital gains distributions	(1,208)	(9,350)	(116)	(2,892)

Net unrealized appreciation (depreciation) of investments	276	2,084	(53)	1,239

Net increase (decrease) in net assets resulting from operations	$ (947)	$ (7,378)	$ (22)	$ (1,628)
	Janus Aspen Series Worldwide Growth	Neuberger Berman AMT Limited Maturity Bond	Neuberger Berman AMT Partners	Neuberger Berman AMT Socially Responsive

Net investment income (loss)
Income:
Dividends	$ 429	$ 406	$ 45	$ -
Total investment income	429	406	45	-

Expenses:
Mortality and expense risk and other charges	361	68	72	3
Total expenses	361	68	72	3
Net investment income (loss)	68	338	(27)	(3)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(12,807)	124	(2,154)	(32)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments and capital gains distributions	(12,807)	124	(2,154)	(32)

Net unrealized appreciation (depreciation) of investments	(1,745)	5	(347)	(78)

Net increase (decrease) in net assets resulting from operations	$ (14,484)	$ 467	$ (2,528)	$ (113)
See accompanying notes.
S-16

ReliaStar SelectHLife Variable Account

Statement of Operations (continued)

For the year ended December 31, 2002
(Dollars in thousands)
ING VP MagnaCap	ING VP MidCap Opportunities	ING VP Research Enhanced Index	ING VP SmallCap Opportunities	Janus Aspen Series Aggressive Growth	Janus Aspen Series Growth	Janus Aspen International Growth

$ 11	$ -	$ 28	$ -	$ -	$ -	$ 162
11	-	28	-	-	-	162

5	7	16	160	177	185	137
5	7	16	160	177	185	137
6	(7)	12	(160)	(177)	(185)	25

(51)	(182)	(459)	(12,154)	(17,357)	(8,391)	(3,033)
-	-	-	-	-	-	-
(51)	(182)	(459)	(12,154)	(17,357)	(8,391)	(3,033)

(200)	(228)	(79)	(607)	8,575	338	(389)

$ (245)	$ (417)	$ (526)	$ (12,921)	$ (8,959)	$ (8,238)	$ (3,397)

OCC Equity	OCC Global Equity	OCC Managed	OCC Small Cap	Pioneer Mid Cap Value VCT	Pioneer Small Cap Value VCT	Putnam VT Diversified Income

$ 36	$ 7	$ 145	$ 8	$ -	$ -	$ 107
36	7	145	8	-	-	107

31	11	63	90	1	-	10
31	11	63	90	1	-	10
5	(4)	82	(82)	(1)	-	97

(770)	(467)	(313)	(284)	(25)	(7)	(51)
33	-	-	1,651	2	-	-
(737)	(467)	(313)	1,367	(23)	(7)	(51)

(335)	175	(1,450)	(4,591)	(2)	1	13

$ (1,067)	$ (296)	$ (1,681)	$ (3,306)	$ (26)	$ (6)	$ 59

S-17

ReliaStar SelectHLife Variable Account

Statement of Operations (continued)

For the year ended December 31, 2002
(Dollars in thousands)

	Putnam VT Growth and Income Shares	Putnam VT International Growth	Putnam VT New Opportunities	Putnam VT Small Cap Value

Net investment income (loss)
Income:
Dividends	$ 683	$ 16	$ -	$ 7
Total investment income	683	16	-	7

Expenses:
Mortality and expense risk and other charges	323	12	260	18
Total expenses	323	12	260	18
Net investment income (loss)	360	4	(260)	(11)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(3,200)	97	(6,562)	(655)
Capital gains distributions	227	-	-	24
Total realized gain (loss) on investments and capital gains distributions	(2,973)	97	(6,562)	(631)

Net unrealized appreciation (depreciation) of investments	(6,010)	1,031	(5,186)	(128)

Net increase (decrease) in net assets resulting from operations	$ (8,623)	$ 1,132	$ (12,008)	$ (770)

See accompanying notes.

S-18

ReliaStar SelectHLife Variable Account

Statement of Operations (continued)

For the year ended December 31, 2002
(Dollars in thousands)

Putnam VT Utilities Growth and Income	Putnam VT Voyager

$ 57	$ 750
57	750

13	726
13	726
44	24

(181)	(12,018)
-	-
(181)	(12,018)

(316)	(15,787)

$ (453)	$ (27,781)

S-19

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets

For the year ended December 31, 2002
(Dollars in thousands)

	AIM V.I. Dent Demographic Trends	Alger American Growth	Alger American Leveraged AllCap	Alger American MidCap Growth

Net assets at January 1, 2002	$ 4,304	$ 44,966	$ 2,891	$ 15,831

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(276)	(20)	(116)
Net realized gain (loss) on investments and capital gains distributions	(2,185)	(4,498)	(1,369)	(3,477)
Net unrealized appreciation (depreciation) of investments	634	(11,443)	172	(2,141)
Net increase (decrease) in net assets resulting from operations	(1,576)	(16,217)	(1,217)	(5,734)

Changes from principal transactions:
Premiums	1,813	11,801	1,147	5,054
Surrenders and other withdrawals	(135)	(1,575)	(92)	(597)
Transfer payments	(383)	(431)	354	4,190
Policy loans	(13)	(165)	(15)	(81)
Loan collateral interest	2	52	1	17
Death benefits	(10)	(103)	(8)	(8)
Contract charges	(577)	(4,477)	(385)	(1,924)
Increase (decrease) in assets derived from principal transactions	697	5,102	1,002	6,651
Total increase (decrease)	(879)	(11,115)	(215)	917
Net assets at December 31, 2002	$ 3,425	$ 33,851	$ 2,676	$ 16,748

See accompanying notes.

S-20

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

Alger American Small Capitalization	Fidelity® VIP Equity-Income	Fidelity® VIP Growth	Fidelity® VIP High Income	Fidelity® VIP Money Market	Fidelity® VIP Overseas	Fidelity® VIP II Asset ManagerSM

$ 6,285	$ 101,346	$ 146,559	$ 16,110	$ 51,300	$ 12,989	$ 22,760

(41)	823	(681)	1,313	557	-	656
(1,462)	(1,506)	(7,301)	(7,344)	-	(1,460)	(889)
(413)	(17,301)	(36,836)	6,577	-	(997)	(1,812)
(1,916)	(17,984)	(44,818)	546	557	(2,457)	(2,045)

1,814	12,220	17,421	2,328	37,394	(4)	(3)
(297)	(4,449)	(6,244)	(619)	(4,770)	(649)	(1,004)
22	(512)	(3,124)	(3,112)	(8,591)	(591)	(776)
(15)	(837)	(1,550)	(153)	(638)	(154)	(221)
9	287	500	55	255	-	-
(5)	(149)	(216)	(55)	(222)	(86)	(135)
(677)	(6,816)	(9,218)	(1,210)	(5,941)	(648)	(1,206)
851	(256)	(2,431)	(2,766)	17,487	(2,132)	(3,345)
(1,065)	(18,240)	(47,249)	(2,220)	18,044	(4,589)	(5,390)
$ 5,220	$ 83,106	$ 99,310	$ 13,890	$ 69,344	$ 8,400	$ 17,370

S-21

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

	Fidelity® VIP II Contrafund®	Fidelity® VIP II Index 500	Fidelity® VIP II Investment Grade Bond	GCG Trust Fully Managed

Net assets at January 1, 2002	$ 68,158	$ 81,285	$ 12,228	$ 1,450

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	382	386	117
Net realized gain (loss) on investments and capital gains distributions	(4,088)	(3,459)	426	(43)
Net unrealized appreciation (depreciation) of investments	(3,012)	(16,423)	698	(156)
Net increase (decrease) in net assets resulting from operations	(7,108)	(19,500)	1,510	(82)

Changes from principal transactions:
Premiums	12,749	18,360	3,096	1,411
Surrenders and other withdrawals	(3,516)	(4,486)	(677)	(221)
Transfer payments	(85)	(135)	5,792	3,289
Policy loans	(496)	(407)	(80)	5
Loan collateral interest	79	157	35	6
Death benefits	(105)	(112)	(14)	-
Contract charges	(6,130)	(7,960)	(1,525)	(453)
Increase (decrease) in assets derived from principal transactions	2,496	5,417	6,627	4,037
Total increase (decrease)	(4,612)	(14,083)	8,137	3,955
Net assets at December 31, 2002	$63,546	$67,202	$20,365	$ 5,405

See accompanying notes.

S-22

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

GCG Trust Mid-Cap Growth	ING VP Bond	ING UBS Tactical Asset Allocation	ING Van Kampen Comstock	ING VP Index Plus LargeCap	ING VP Index Plus MidCap	ING VP Index Plus SmallCap

$ 170	$ -	$ -	$ -	$ -	$ -	$ -

(2)	8	-	1	-	-	-
(190)	7	-	(3)	(31)	-	(67)
(15)	-	-	7	(1)	(1)	(3)
(207)	15	-	5	(32)	(1)	(70)

249	53	-	68	4	23	15
(9)	(4)	-	-	-	-	-
552	234	8	161	65	87	139
(1)	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
(64)	(17)	(1)	(9)	-	(4)	(4)
727	266	7	220	69	106	150
520	281	7	225	37	105	80
$ 690	$ 281	$ 7	$ 225	$ 37	$ 105	$ 80

S-23

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

	ING VP Growth Opportunities	ING VP Growth + Value	ING VP High Yield Bond	ING VP International Value

Net assets at January 1, 2002	$ 2,600	$ 18,089	$ 1,220	$ 7,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(112)	147	25
Net realized gain (loss) on investments and capital gains distributions	(1,208)	(9,350)	(116)	(2,892)
Net unrealized appreciation (depreciation) of investments	276	2,084	(53)	1,239
Net increase (decrease) in net assets resulting from operations	(947)	(7,378)	(22)	(1,628)

Changes from principal transactions:
Premiums	1,304	5,682	565	3,067
Surrenders and other withdrawals	(131)	(555)	(58)	(205)
Transfer payments	(376)	(933)	285	4,015
Policy loans	(6)	(45)	(7)	(49)
Loan collateral interest	-	26	1	10
Death benefits	(10)	(34)	(4)	(15)
Contract charges	(429)	(2,015)	(236)	(1,045)
Increase (decrease) in assets derived from principal transactions	352	2,126	546	5,778
Total increase (decrease)	(595)	(5,252)	524	4,150
Net assets at December 31, 2002	$ 2,005	$ 12,837	$ 1,744	$ 11,956
See accompanying notes.

S-24

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

ING VP MagnaCap	ING VP MidCap Opportunities	ING VP Research Enhanced Index	ING VP SmallCap Opportunities	Janus Aspen Aggressive Growth	Janus Aspen Growth	Janus Aspen International Growth

$ 503	$ 1,313	$ 2,208	$ 26,824	$ 30,499	$ 29,811	$ 18,555

6	(7)	12	(160)	(177)	(185)	25
(51)	(182)	(459)	(12,154)	(17,357)	(8,391)	(3,033)
(200)	(228)	(79)	(607)	8,575	338	(389)
(245)	(417)	(526)	(12,921)	(8,959)	(8,238)	(3,397)

512	684	571	7,099	9,756	7,255	5,182
(28)	(45)	(104)	(698)	(1,323)	(930)	(676)
551	109	(124)	(105)	(3,765)	(4,444)	(1,511)
(1)	(9)	(5)	(248)	(142)	(57)	(62)
-	1	3	19	51	24	28
-	(1)	-	(35)	(53)	(78)	(22)
(152)	(225)	(212)	(2,471)	(3,608)	(3,032)	(1,997)
882	514	129	3,561	916	(1,262)	942
637	97	(397)	(9,360)	(8,043)	(9,500)	(2,455)
$ 1,140	$ 1,410	$ 1,811	$ 17,464	$ 22,456	$ 20,311	$ 16,100

S-25

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

	Janus Aspen Worldwide Growth	Neuberger Berman AMT Limited Maturity Bond	Neuberger Berman AMT Partners	Neuberger Berman AMT Socially Responsive

Net assets at January 1, 2002	$ 53,757	$ 7,482	$ 9,503	$ 621

Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	338	(27)	(3)
Net realized gain (loss) on investments and capital gains distributions	(12,807)	124	(2,154)	(32)
Net unrealized appreciation (depreciation) of investments	(1,745)	5	(347)	(78)
Net increase (decrease) in net assets resulting from operations	(14,484)	467	(2,528)	(113)

Changes from principal transactions:
Premiums	12,485	2,833	2,048	303
Surrenders and other withdrawals	(1,780)	(478)	(468)	(32)
Transfer payments	(5,161)	3,012	390	33
Policy loans	(152)	(54)	(27)	(2)
Loan collateral interest	79	7	7	-
Death benefits	(104)	(8)	(13)	-
Contract charges	(4,843)	(1,055)	(883)	(112)
Increase (decrease) in assets derived from principal transactions	524	4,257	1,054	190
Total increase (decrease)	(13,960)	4,724	(1,474)	77
Net assets at December 31, 2002	$ 39,797	$ 12,206	$ 8,029	$ 698

See accompanying notes.

S-26

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

OCC Equity	OCC Global Equity	OCC Managed	OCC Small Cap	Pioneer Mid Cap Value VCT	Pioneer Small Cap Value VCT	Putnam VT Diversified Income

$ 4,625	$ 1,479	$ 7,904	$ 10,997	$ -	$ -	$ 1,248

5	(4)	82	(82)	(1)	-	97
(737)	(467)	(313)	1,367	(23)	(7)	(51)
(335)	175	(1,450)	(4,591)	(2)	1	13
(1,067)	(296)	(1,681)	(3,306)	(26)	(6)	59

1,282	408	2,307	2,959	76	35	(6)
(237)	(60)	(367)	(491)	(1)	-	(82)
(63)	270	1,355	3,153	1,109	118	(49)
(43)	(9)	(23)	(59)	-	-	(7)
3	3	15	15	-	-	-
(10)	(1)	(25)	(11)	-	-	-
(506)	(175)	(966)	(1,238)	(13)	(7)	(65)
426	436	2,296	4,328	1,171	146	(209)
(641)	140	615	1,022	1,145	140	(150)
$ 3,984	$ 1,619	$ 8,519	$ 12,019	$1,145	$140	$1,098

S-27

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

	Putnam VT Growth and Income	Putnam VT International Growth	Putnam VT New Opportunities	Putnam VT Small Cap Value

Net assets at January 1, 2002	$ 43,533	$ 1,433	$38,232	$ 1,199

Increase (decrease) in net assets
Operations:
Net investment income (loss)	360	4	(260)	(11)
Net realized gain (loss) on investments and capital gains distributions	(2,973)	97	(6,562)	(631)
Net unrealized appreciation (depreciation) of investments	(6,010)	1,031	(5,186)	(128)
Net increase (decrease) in net assets resulting from operations	(8,623)	1,132	(12,008)	(770)

Changes from principal transactions:
Premiums	7,040	14	8,174	1,117
Surrenders and other withdrawals	(1,881)	(52)	(1,565)	(130)
Transfer payments	(879)	(1,343)	(2,501)	2,705
Policy loans	(191)	(10)	(173)	(43)
Loan collateral interest	68	-	66	3
Death benefits	(80)	-	(29)	(2)
Contract charges	(3,516)	(81)	(3,109)	(389)
Increase (decrease) in assets derived from principal transactions	561	(1,472)	863	3,261
Total increase (decrease)	(8,062)	(340)	(11,145)	2,491
Net assets at December 31, 2002	$35,471	$1,093	$27,087	$3,690

See accompanying notes.

S-28

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)
Putnam VT Utilities Growth and Income	Putnam VT Voyager

$ 1,915	$ 101,802

44	24
(181)	(12,018)
(316)	(15,787)
(453)	(27,781)

(2)	16,684
(81)	(4,312)
(62)	(5,336)
(10)	(612)
-	177
-	(115)
(110)	(7,578)
(265)	(1,092)
(718)	(28,873)
$1,197	$ 72,929

S-29

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets

For the year ended December 31, 2001
(Dollars in thousands)

	AIM V.I. Dent Demographic Trends	Alger American Growth	Alger American Leveraged AllCap	Alger American MidCap Growth

Net assets at January 1, 2001	$ 3,547	$ 42,521	$ 1,641	$ 11,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	(229)	(16)	(98)
Net realized gain (loss) on investments and capital gains distributions	(679)	(5,076)	(90)	(987)
Net unrealized appreciation (depreciation) of investments	(738)	(228)	(219)	87
Net increase (decrease) in net assets resulting from operations	(1,444)	(5,533)	(325)	(998)

Changes from principal transactions:
Premiums	2,242	13,082	1,227	3,966
Surrenders and other withdrawals	(52)	(1,269)	(22)	(362)
Transfer payments	576	712	662	3,444
Policy loans	(9)	(234)	(1)	(107)
Loan collateral interest	2	47	1	14
Death benefits	(1)	(22)	-	(259)
Contract charges	(557)	(4,338)	(292)	(1,419)
Increase (decrease) in assets derived from principal transactions	2,201	7,978	1,575	5,277
Total increase (decrease)	757	2,445	1,250	4,279
Net assets at December 31, 2001	$ 4,304	$ 44,966	$ 2,891	$ 15,831

See accompanying notes.

S-30

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001
(Dollars in thousands)

Alger American Small Capitalization	Fidelity® VIP Equity-Income	Fidelity® VIP Growth	Fidelity® VIP High Income	Fidelity® VIP Money Market	Fidelity® VIP Overseas	Fidelity® VIP II Asset ManagerSM

$ 7,213	$ 101,008	$ 180,603	$ 14,721	$ 43,171	$ 19,925	$ 27,650

(42)	851	(1,172)	1,796	1,515	779	884
(3,774)	5,021	15,415	(3,072)	-	748	275
1,654	(11,744)	(47,409)	(544)	(1)	(5,631)	(2,541)
(2,162)	(5,872)	(33,166)	(1,820)	1,514	(4,104)	(1,382)

2,198	11,756	18,916	2,557	52,297	(2)	(14)
(155)	(4,280)	(6,831)	(689)	(1,685)	(851)	(1,210)
(114)	6,382	(1,736)	2,536	(37,594)	(842)	(536)
(32)	(1,336)	(1,980)	(127)	(1,270)	(315)	(381)
5	256	455	49	173	-	-
(9)	(498)	(259)	(19)	(352)	(21)	(69)
(659)	(6,070)	(9,443)	(1,098)	(4,954)	(801)	(1,298)
1,234	6,210	(878)	3,209	6,615	(2,832)	(3,508)
(928)	338	(34,044)	1,389	8,129	(6,936)	(4,890)
$ 6,285	$ 101,346	$ 146,559	$ 16,110	$ 51,300	$ 12,989	$ 22,760

S-31

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001
(Dollars in thousands)

	Fidelity® VIP II Contrafund®	Fidelity® VIP II Index 500	Fidelity® VIP II Investment Grade Bond	GCG Trust Fully Managed

Net assets at January 1, 2001	$ 73,134	$ 82,429	$ 7,758	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35)	260	355	25
Net realized gain (loss) on investments and capital gains distributions	1,669	885	2	27
Net unrealized appreciation (depreciation) of investments	(11,269)	(12,099)	326	(32)
Net increase (decrease) in net assets resulting from operations	(9,635)	(10,954)	683	20

Changes from principal transactions:
Premiums	14,366	20,658	2,038	217
Surrenders and other withdrawals	(2,977)	(3,642)	(360)	(1)
Transfer payments	(601)	876	3,263	1,268
Policy loans	(626)	(489)	(316)	-
Loan collateral interest	70	124	15	-
Death benefits	(80)	(105)	(7)	(1)
Contract charges	(5,493)	(7,612)	(846)	(53)
Increase (decrease) in assets derived from principal transactions	4,659	9,810	3,787	1,430
Total increase (decrease)	(4,976)	(1,144)	4,470	1,450
Net assets at December 31, 2001	$ 68,158	$ 81,285	$ 12,228	$ 1,450

See accompanying notes.

S-32

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001
(Dollars in thousands)
GCG Trust Mid-Cap Growth	ING VP Growth Opportunities	ING VP Growth + Value	ING VP High Yield Bond	ING VP International Value	ING VP MagnaCap	ING VP MidCap Opportunities	ING VP Research Enhanced Index

$ -	$ 1,611	$ 17,550	$ 898	$ 6,013	$ 135	$ 417	$ 2,181

-	(14)	(125)	99	58	3	(4)	(5)
(3)	(276)	(1,286)	(188)	43	(7)	(107)	(76)
9	(596)	(4,812)	74	(858)	(14)	(109)	(204)
6	(886)	(6,223)	(15)	(757)	(18)	(220)	(285)

52	1,557	6,843	368	1,909	247	517	601
-	(21)	(363)	(36)	(201)	(6)	(12)	(56)
118	725	2,114	147	1,488	208	774	(14)
-	(7)	91	9	(39)	-	(7)	(15)
-	-	23	1	8	-	-	3
-	-	(35)	(4)	(14)	-	-	-
(6)	(379)	(1,911)	(148)	(601)	(63)	(156)	(207)
164	1,875	6,762	337	2,550	386	1,116	312
170	989	539	322	1,793	368	896	27
$ 170	$ 2,600	$ 18,089	$ 1,220	$ 7,806	$ 503	$ 1,313	$ 2,208

S-33

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001
(Dollars in thousands)

	ING VP SmallCap Opportunities	Janus Aspen Series Aggressive Growth	Janus Aspen Series Growth	Janus Aspen International Growth

Net assets at January 1, 2001	$ 27,836	$ 39,493	$ 34,078	$ 19,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(191)	(231)	(208)	70
Net realized gain (loss) on investments and capital gains distributions	(382)	(1,458)	(464)	(9,178)
Net unrealized appreciation (depreciation) of investments	(8,302)	(15,612)	(8,582)	4,758
Net increase (decrease) in net assets resulting from operations	(8,875)	(17,301)	(9,254)	(4,350)

Changes from principal transactions:
Premiums	7,578	13,259	10,025	5,328
Surrenders and other withdrawals	(559)	(928)	(863)	(397)
Transfer payments	3,454	(18)	(749)	729
Policy loans	(166)	(126)	47	(103)
Loan collateral interest	15	65	36	35
Death benefits	(30)	(46)	(314)	(38)
Contract charges	(2,429)	(3,899)	(3,195)	(1,751)
Increase (decrease) in assets derived from principal transactions	7,863	8,307	4,987	3,803
Total increase (decrease)	(1,012)	(8,994)	(4,267)	(547)
Net assets at December 31, 2001	$ 26,824	$ 30,499	$ 29,811	$ 18,555

See accompanying notes.

S-34

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001
(Dollars in thousands)

Janus Aspen Series Worldwide Growth	Neuberger Berman AMT Limited Maturity Bond	Neuberger Berman AMT Partners	Neuberger Berman AMT Socially Responsive	OCC Equity	OCC Global Equity	OCC Managed	OCC Small Cap

$ 60,197	$ 4,190	$9,112	$ 221	$ 2,534	$ 1,426	$ 6,090	$ 6,194

(157)	236	(42)	(2)	(9)	(13)	84	(13)
(6,930)	(15)	37	(5)	(47)	(142)	56	635
(7,615)	187	(330)	(3)	(255)	(72)	(546)	256
(14,702)	408	(335)	(10)	(311)	(227)	(406)	878

15,560	1,585	2,102	227	1,090	324	1,672	1,966
(1,467)	(127)	(612)	(6)	(61)	(22)	(178)	(218)
(247)	1,976	89	279	1,720	165	1,426	3,019
(383)	40	(23)	(1)	(5)	(45)	(50)	(59)
74	4	4	-	1	2	8	8
(293)	(2)	(4)	-	(5)	-	(9)	(3)
(4,982)	(592)	(830)	(89)	(338)	(144)	(649)	(788)
8,262	2,884	726	410	2,402	280	2,220	3,925
(6,440)	3,292	391	400	2,091	53	1,814	4,803
$ 53,757	$ 7,482	$ 9,503	$ 621	$ 4,625	$ 1,479	$ 7,904	$ 10,997

S-35

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001
(Dollars in thousands)

	Putnam VT Diversified Income	Putnam VT Growth and Income	Putnam VT International Growth	Putnam VT New Opportunities

Net assets at January 1, 2001	$ 1,423	$ 42,843	$ 2,229	$ 49,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	89	342	(15)	(341)
Net realized gain (loss) on investments and capital gains distributions	(61)	(859)	250	7,190
Net unrealized appreciation (depreciation) of investments	12	(2,653)	(749)	(22,537)
Net increase (decrease) in net assets resulting from operations	40	(3,170)	(514)	(15,688)

Changes from principal transactions:
Premiums	7	7,601	(10)	9,976
Surrenders and other withdrawals	(43)	(1,578)	(67)	(1,820)
Transfer payments	(80)	1,574	(91)	(20)
Policy loans	(18)	(421)	(19)	(394)
Loan collateral interest	-	56	-	59
Death benefits	-	(90)	-	(17)
Contract charges	(81)	(3,282)	(95)	(3,416)
Increase (decrease) in assets derived from principal transactions	(215)	3,860	(282)	4,368
Total increase (decrease)	(175)	690	(796)	(11,320)
Net assets at December 31, 2001	$ 1,248	$43,533	$ 1,433	$ 38,232

See accompanying notes.

S-36

ReliaStar SelectHLife Variable Account

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001
(Dollars in thousands)

Putnam VT Small Cap Value	Putnam VT Utilities Growth and Income	Putnam VT Voyager

$ -	$ 2,902	$ 124,602

(3)	56	(791)
41	100	24,195
62	(778)	(52,546)
100	(622)	(29,142)

162	-	20,445
(1)	(109)	(4,303)
998	(57)	(915)
(4)	(38)	(928)
-	-	160
(1)	(18)	(124)
(55)	(143)	(7,993)
1,099	(365)	6,342
1,119	(987)	(22,800)
$ 1,199	$ 1,915	$ 101,802

S-37
ReliaStar SelectHLife Variable Account

Notes to Financial Statements

December 31, 2002

1.	Organization

ReliaStar Life Insurance Company SelectHLife Variable Account (the "Account") was established by ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company") to support the operations of variable life policies ("Policies"). ReliaStar Life is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Account Policies consist of the SelectH Life I product and SelectH Life Series 2000 product, which incorporates SelectHLife II, SelectHLife III, Variable Estate Design and Flex Design products. ReliaStar Life provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Policyholders. The portion of the Account's assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

S-38
ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)
1.	Organization (continued)

At December 31, 2002, the Account had fifty investment divisions (the "Divisions"), thirty-four of which invest in independently managed mutual funds and sixteen of which invest in mutual funds managed by an affiliate, either Directed Services, Inc., ING Life Insurance and Annuity Company, or ING Investments, LLC. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Funds:	ING Variable Products Trust (continued):
AIM V.I. Dent Demographic Trends Fund - Series I Shares	ING VP High Yield Bond Portfolio
The Alger American Fund:	ING VP International Value Portfolio - Class R
Alger American Growth Portfolio	ING VP MagnaCap Portfolio - Class R
Alger American Leveraged AllCap Portfolio	ING VP MidCap Opportunities Portfolio - Class R
Alger American MidCap Growth Portfolio	ING VP Research Enhanced Index Portfolio
Alger American Small Capitalization Portfolio	ING VP SmallCap Opportunities Portfolio - Class R
Fidelity® Variable Insurance Products Fund:	Janus Aspen Series:
Fidelity® VIP Equity-Income Portfolio - Initial Class	Janus Aspen Aggressive Growth Portfolio - Institutional Shares
Fidelity® VIP Growth Portfolio - Initial Class	Janus Aspen Growth Portfolio - Institutional Shares
Fidelity® VIP High Income Portfolio - Initial Class	Janus Aspen International Growth Portfolio - Institutional Shares
Fidelity® VIP Money Market Portfolio - Initial Class	Janus Aspen Worldwide Growth Portfolio - Institutional Shares
Fidelity® VIP Overseas Portfolio - Initial Class	Neuberger Berman Advisers Management Trust:
Fidelity® Variable Insurance Products Fund II:	Neuberger Berman AMT Limited Maturity Bond Portfolio
Fidelity® VIP II Asset ManagerSM Portfolio - Initial Class	Neuberger Berman AMT Partners Portfolio
Fidelity® VIP II Contrafund® Portfolio - Initial Class	Neuberger Berman AMT Socially Responsive Portfolio
Fidelity® VIP II Index 500 Portfolio - Initial Class	OCC Accumulation Trust:
Fidelity® VIP II Investment Grade Bond Portfolio - Initial Class	OCC Accumulation Trust Equity Portfolio
The GCG Trust:	OCC Accumulation Trust Global Equity Portfolio
GCG Trust Fully Managed Series - Class S*	OCC Accumulation Trust Managed Portfolio
GCG Trust Mid-Cap Growth Series - Class S*	OCC Accumulation Trust Small Cap Portfolio
ING Income Shares:	Pioneer Variable Contracts Trust:
ING VP Bond Portfolio - Class R**	Pioneer MidCap Value VCT Portfolio - Class I**
ING Partners, Inc.:	Pioneer SmallCap Value VCT Portfolio - Class I**
ING UBS Tactical Asset Allocation Portfolio - Initial Class**	Putnam Variable Trust:
ING Van Kampen Comstock Portfolio - Initial Class**	Putman VT Diversified Income Fund - Class IA Shares
ING Variable Portfolios, Inc.:	Putman VT Growth and Income Fund - Class IA Shares
ING VP Index Plus LargeCap Portfolio - Class R**	Putnam VT International Growth Fund - Class IA Shares
ING VP Index Plus MidCap Portfolio - Class R**	Putnam VT New Opportunities Fund - Class IA Shares
ING VP Index Plus SmallCap Portfolio - Class R**	Putnam VT Small Cap Value Fund - Class IA Shares*
ING Variable Products Trust:	Putnam VT Utilities Growth and Income Fund - Class IA Shares
ING VP Growth Opportunities Portfolio - Class R	Putnam VT Voyager Fund - Class IA Shares
ING VP Growth + Value Portfolio

*	Investment Division was added in 2001.
**	Investment Division was added in 2002.

S-39

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)

1.	Organization (continued)

The names of certain Divisions and Trusts were changed during 2002. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Variable Products Trust	Pilgrim Variable Products Trust
ING VP Growth Opportunities	Pilgrim VP Growth Opportunities
ING VP Growth + Value	Pilgrim VP Growth + Value
ING VP High Yield Bond	Pilgrim VP High Yield Bond
ING VP International Value	Pilgrim VP International Value
ING VP MagnaCap	Pilgrim VP MagnaCap
ING VP MidCap Opportunities	Pilgrim VP MidCap Opportunities
ING VP Research Enhanced Index	Pilgrim VP Research Enhanced Index
ING VP SmallCap Opportunities	Pilgrim VP SmallCap Opportunities

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined using the specific identification basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as appreciation or depreciation of investments.

S-40

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Policyholders are excluded in the determination of the federal income tax liability of ReliaStar Life.

Policyholder Reserves

Policyholder reserves are presented as net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the Policyholders invested in the Account Divisions. To the extent that benefits to be paid to the Policyholders exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

3.	Charges and Fees

Under the terms of the Policies, certain charges are allocated to the Policies to cover ReliaStar Life's expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Premium Expense Charge

ReliaStar Life deducts a premium charge ranging from 3.75% to 5.00% of each premium payment as defined in the Policy.

Mortality and Expense Risk and Other Charges

The monthly deduction includes a monthly mortality and expense risk charge, a cost of insurance charge, a monthly administrative charge, a monthly amount charge, and any charges for optional insurance benefits.

S-41

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)

3.	Charges and Fees (continued)

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Policies, deducts a mortality and expense risk charge from the assets of the Account. Monthly charges are deducted at annual rates ranging from 0.00% to 0.80% of the average daily net asset value of each Division of the Account to cover these risks.

The cost of insurance charge varies based on the insured's sex, issue age, Policy year, rate class, and the face amount of the Policy.

The monthly administrative charge is currently $8.25 per month and is guaranteed not to exceed $12 per month.

The monthly amount charge and charges for optional insurance benefits vary based on a number of factors and are defined in the Policy.

Surrender and Lapse Charges

As defined in the Policy, ReliaStar Life assesses a surrender charge if the Policy lapses or is surrendered before a specified period.

Other Charges

A transfer charge of $25 will be imposed on each transfer between Divisions in excess of twenty-four in any one calendar year. Charges for partial withdrawals are also imposed in accordance with the terms of the Policy.

4.	Related Party Transactions

During the year ended December 31, 2002, management fees were paid to ING Investments, LLC, in its capacity as investment manager to the ING Income Shares, ING Variable Portfolios, Inc. and the ING Variable Products Trust. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.60% to 1.00% of the average net assets of each respective Fund of the Trusts. Management fees also were paid to ING Life Insurance and Annuity Company, in its capacity as investment manager to ING Partners, Inc. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Fund of the Trust.

S-42

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year Ended December 31
	2002		2001
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Dent Demographic Trends	$4,583	$3,911	$4,385	$2,210
The Alger American Fund:
Alger American Growth	17,764	12,939	36,305	23,197
Alger American Leveraged AllCap	3,752	2,771	6,499	4,867
Alger American MidCap Growth	19,718	13,183	41,656	31,097
Alger American Small Capitalization	14,766	13,955	17,855	16,656
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Equity-Income	41,151	40,561	60,093	48,336
Fidelity® VIP Growth	18,768	21,866	29,682	20,098
Fidelity® VIP High Income	67,625	69,080	49,672	44,667
Fidelity® VIP Money Market	443,744	425,703	382,127	373,998
Fidelity® VIP Overseas	564	2,703	2,426	3,032
Fidelity® Variable Insurance Products Fund II:
Fidelity® VIP II Asset ManagerSM	1,137	3,827	1,537	3,747
Fidelity® VIP II Contrafund®	23,048	20,555	24,320	17,837
Fidelity® VIP II Index 500	27,079	21,285	14,868	4,780
Fidelity® VIP II Investment Grade Bond	20,172	13,158	9,035	4,894
The GCG Trust:
GCG Trust Fully Managed	5,895	1,740	5,874	4,391
GCG Trust Mid-Cap Growth	5,055	4,329	2,435	2,270
ING Income Shares:
ING VP Bond	3,108	2,833	-	-
ING Partners, Inc.:
ING UBS Tactical Asset Allocation	10	2	-	-
ING Van Kampen Comstock	233	12	-	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap	1,530	1,461	-	-
ING VP Index Plus MidCap	703	597	-	-
ING VP Index Plus SmallCap	1,828	1,678	-	-
ING Variable Products Trust:
ING VP Growth Opportunities	2,320	1,984	3,175	1,312
ING VP Growth + Value	13,082	11,066	19,881	13,198
ING VP High Yield Bond	1,369	651	7,521	7,109
ING VP International Value	32,021	26,217	34,980	32,141
ING VP MagnaCap	1,368	480	465	75
ING VP MidCap Opportunities	1,505	998	1,723	612
ING VP Research Enhanced Index	1,883	1,742	2,197	1,891
ING VP SmallCap Opportunities	17,172	13,771	22,010	14,273

S-43

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)

5.	Purchases and Sales of Investment Securities (continued)

	Year Ended December 31
	2002		2001
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Janus Aspen Series:
Janus Aspen Aggressive Growth	$13,121	$12,356	$12,625	$4,580
Janus Aspen Growth	11,692	13,194	7,777	2,882
Janus Aspen International Growth	258,041	257,074	90,414	86,541
Janus Aspen Worldwide Growth	25,148	24,554	42,087	33,987
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond	13,624	9,030	4,045	924
Neuberger Berman AMT Partners	13,652	12,622	16,464	15,453
Neuberger Berman AMT Socially Responsive	784	597	631	224
OCC Accumulation Trust:
OCC Equity	5,497	5,064	5,767	3,369
OCC Global Equity	5,134	4,701	14,574	14,290
OCC Managed	6,249	3,871	3,390	1,084
OCC Small Cap	21,575	17,328	22,680	18,312
Pioneer Variable Contracts Trust:
Pioneer MidCap Value VCT	5,615	4,445	-	-
Pioneer SmallCap Value VCT	171	25	-	-
Putnam Variable Trust:
Putman VT Diversified Income	108	218	123	252
Putman VT Growth and Income	17,239	16,311	28,545	23,862
Putnam VT International Growth	46	1,514	537	336
Putnam VT New Opportunities	11,690	11,084	18,862	7,291
Putnam VT Small Cap Value	24,328	21,078	15,297	14,201
Putnam VT Utilities Growth and Income	71	292	258	437
Putnam VT Voyager	19,431	20,501	41,308	10,833

S-44

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)
6.	Changes in Units

The net changes in units outstanding follow:

	Year ended December 31,
	2002	2001
	Net Units Issued (Redeemed)	Net Units Issued (Redeemed)
AIM Variable Insurance Funds:
AIM V.I. Dent Demographic Trends	138,598	352,305
The Alger American Fund:
Alger American Growth	378,946	51,861
Alger American Leveraged AllCap	183,119	238,218
Alger American MidCap Growth	461,801	293,283
Alger American Small Capitalization	755,100	141,276
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Equity-Income	(2,741)	263,030
Fidelity® VIP Growth	(45,589)	23,459
Fidelity® VIP High Income	(222,581)	288,513
Fidelity® VIP Money Market	1,111,906	409,466
Fidelity® VIP Overseas	(149,746)	(166,408)
Fidelity® Variable Insurance Products Fund II:
Fidelity® VIP II Asset ManagerSM	(178,404)	(175,446)
Fidelity® VIP II Contrafund®	76,473	166,832
Fidelity® VIP II Index 500	187,697	319,791
Fidelity® VIP II Investment Grade Bond	376,885	228,820
The GCG Trust:
GCG Trust Fully Managed	385,521	142,303
GCG Trust Mid-Cap Growth	150,727	21,692
ING Income Shares:
ING VP Bond	26,156	-
ING Partners, Inc.:
ING UBS Tactical Asset Allocation	909	-
ING Van Kampen Comstock	26,742	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap	4,501	-
ING VP Index Plus MidCap	12,872	-
ING VP Index Plus SmallCap	10,118	-
ING Variable Products Trust:
ING VP Growth Opportunities	59,671	293,514
ING VP Growth + Value	162,505	405,909
ING VP High Yield Bond	60,512	35,197
ING VP International Value	390,565	154,557
ING VP MagnaCap	106,943	42,197
ING VP MidCap Opportunities	96,698	169,847
ING VP Research Enhanced Index	9,698	24,737
ING VP SmallCap Opportunities	125,651	222,387

S-45

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)
6.	Changes in Units (continued)
	Year ended December 31,
	2002	2001
	Net Units Issued (Redeemed)	Net Units Issued (Redeemed)
Janus Aspen Series:
Janus Aspen Aggressive Growth	48,706	482,779
Janus Aspen Growth	(168,470)	326,274
Janus Aspen International Growth	231,951	293,774
Janus Aspen Worldwide Growth	(21,805)	520,670
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond	326,009	232,423
Neuberger Berman AMT Partners	95,704	58,140
Neuberger Berman AMT Socially Responsive	19,309	39,885
OCC Accumulation Trust:
OCC Equity	34,742	179,938
OCC Global Equity	39,236	20,542
OCC Managed	196,870	177,861
OCC Small Cap	304,493	300,954
Pioneer Variable Contracts Trust:
Pioneer MidCap Value VCT	136,600	-
Pioneer SmallCap Value VCT	18,317	-
Putnam Variable Trust:
Putman VT Diversified Income	(15,394)	(16,660)
Putman VT Growth and Income	6,773	135,998
Putnam VT International Growth	(28,063)	(33,278)
Putnam VT New Opportunities	30,789	177,529
Putnam VT Small Cap Value	300,226	108,916
Putnam VT Utilities Growth and Income	(18,079)	(18,132)
Putnam VT Voyager	(106,032)	189,681

S-46
ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)
7.	Financial Highlights

A summary of unit values and units outstanding for variable life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

AIM Variable Insurance Funds:
AIM V.I. Dent Demographic Trends
2002	941	$3.64	$3,425	-	0.00%	-32.20%
2001	802	$5.36	4,304	-	0.00%	-31.91%
2000	450	$7.88	3,547	*	*	*

The Alger American Fund:
Alger American Growth
2002	3,453	$9.41 to $9.83	33,851	0.04%	0.00% to 0.80%	-33.53% to -32.99%
2001	3,074	$14.16 to $14.67	44,966	0.23%	0.00% to 0.80%	-12.53% to -11.81%
2000	2,563	$16.19 to $16.63	42,521	*	*	*

Alger American Leveraged AllCap
2002	639	$4.19	2,676	0.01%	0.00%	-33.91%
2001	455	$6.35	2,891	-	0.00%	-15.93%
2000	217	$7.55	1,641	*	*	*

Alger American MidCap Growth
2002	1,385	$11.62 to $12.14	16,748	-	0.00% to 0.80%	-30.11% to -29.54%
2001	923	$16.63 to $17.23	15,831	-	0.00% to 0.80%	-7.28% to -6.52%
2000	630	$17.93 to $18.43	11,552	*	*	*

Alger American Small Capitalization
2002	829	$6.05 to $6.32	5,220	-	0.00% to 0.80%	-26.82% to -26.22%
2001	736	$8.27 to $8.56	6,285	0.05%	0.00% to 0.80%	-30.08% to -29.51%
2000	595	$11.82 to $12.15	7,213	*	*	*

S-47

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)

7.		Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Equity-Income
2002	3,384	$21.41 to $34.21	$ 83,106	1.68%	0.00% to 0.80%	-17.61% to -16.95%
2001	3,387	$25.78 to $41.52	101,346	1.69%	0.00% to 0.80%	-5.72% to -4.96%
2000	3,124	$27.13 to $44.04	101,008	*	*	*

Fidelity® VIP Growth
2002	4,391	$18.82 to $34.09	99,310	0.25%	0.00% to 0.80%	-30.67% to -30.10%
2001	4,436	$26.93 to $49.17	146,559	0.08%	0.00% to 0.80%	-18.31% to -17.65%
2000	4,413	$32.70 to $60.20	180,603	*	*	*

Fidelity® VIP High Income
2002	1,011	$11.57 to $21.08	13,890	10.14%	0.00% to 0.80%	2.62% to 3.44%
2001	1,234	$11.19 to $20.54	16,110	12.86%	0.00% to 0.80%	-12.44% to -11.73%
2000	945	$12.67 to $23.46	14,721	*	*	*

Fidelity® VIP Money Market
2002	4,409	$15.33 to $19.96	69,344	1.68%	0.00% to 0.80%	0.88% to 1.69%
2001	3,297	$15.08 to $19.79	51,300	4.00%	0.00% to 0.80%	3.35% to 4.19%
2000	2,888	$14.47 to $19.15	43,171	*	*	*

Fidelity® VIP Overseas
2002	657	$11.42 to $15.76	8,400	0.81%	0.00% to 0.80%	-20.92% to -20.28%
2001	807	$14.32 to $19.93	12,989	5.72%	0.00% to 0.80%	-21.80% to -21.17%
2000	973	$18.17 to $25.48	19,925	*	*	*

Fidelity® Variable Insurance Products Fund II:
Fidelity® VIP II Asset ManagerSM
2002	919	$16.21 to $21.97	17,370	4.12%	0.00% to 0.80%	-9.46% to -8.73%
2001	1,097	$17.76 to $24.26	22,760	4.43%	0.00% to 0.80%	-4.86% to -4.09%
2000	1,272	$18.52 to $25.50	27,650	*	*	*

Fidelity® VIP II Contrafund®
2002	2,961	$11.87 to $22.07	63,546	0.80%	0.00% to 0.80%	-10.07% to -9.35%
2001	2,884	$13.21 to $24.34	68,158	0.78%	0.00% to 0.80%	-12.95% to -12.24%
2000	2,717	$15.17 to $27.74	73,134	*	*	*

S-48

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)

7.			Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

Fidelity® Variable Insurance Products Fund II:
Fidelity® VIP II Index 500
2002	3,111	$21.48 to $21.61	$67,202	1.26%	0.00% to 0.80%	-22.87% to -22.25%
2001	2,924	$27.80 to $27.86	81,285	1.12%	0.00% to 0.80%	-12.81% to -12.10%
2000	2,604	$31.62 to $31.95	82,429	*	*	*

Fidelity® VIP II Investment Grade Bond
2002	1,096	$18.19 to $21.81	20,365	3.20%	0.00% to 0.80%	9.46% to 10.34%
2001	719	$16.48 to $19.93	12,228	4.34%	0.00% to 0.80%	7.59% to 8.46%
2000	490	$15.19 to $18.52	7,758	*	*	*

The GCG Trust:
GCG Trust Fully Managed
2002	528	$10.24	5,405	4.05%	0.00%	0.48%
2001	142	$10.19	1,450	**	0.00%	**
2000	**	**	**	**	**	**

GCG Trust Mid-Cap Growth
2002	172	$4.00	690	-	0.00%	-48.80%
2001	22	$7.82	170	**	0.00%	**
2000	**	**	**	**	**	**

ING Income Shares:
ING VP Bond
2002	26	$10.75	281	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Partners, Inc.:
ING UBS Tactical Asset Allocation
2002	1	$8.13	7	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

S-49

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)

7.		Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

ING Partners, Inc. (continued):
ING Van Kampen Comstock
2002	27	$8.40	$225	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap
2002	5	$8.25	37	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING VP Index Plus MidCap
2002	13	$8.17	105	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING VP Index Plus SmallCap
2002	10	$7.89	80	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Products Trust:
ING VP Growth Opportunities
2002	533	$3.76	2,005	-	0.00%	-31.57%
2001	474	$5.49	2,600	-	0.00%	-38.56%
2000	180	$8.94	1,611	*	*	*

ING VP Growth + Value
2002	1,391	$8.86 to $9.25	12,837	-	0.00% to 0.80%	-37.84% to -37.33%
2001	1,229	$14.25 to $14.76	18,089	-	0.00% to 0.80%	-31.54% to -30.99%
2000	823	$20.81 to $21.39	17,550	*	*	*

S-50

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)

7.	Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

ING Products Trust (continued):
ING VP High Yield Bond
2002	196	$8.53 to $8.91	$1,744	10.69%	0.00% to 0.80%	-1.93% to -1.14%
2001	136	$8.70 to $9.01	1,220	9.62%	0.00% to 0.80%	-0.12% to 0.69%
2000	100	$8.71 to $8.95	898	*	*	*

ING VP International Value
2002	874	$13.14 to $13.72	11,956	0.95%	0.00% to 0.80%	-16.05% to -15.37%
2001	483	$15.65 to $16.21	7,806	1.57%	0.00% to 0.80%	-12.38% to -11.67%
2000	328	$17.86 to $18.35	6,013	*	*	*

ING VP MagnaCap
2002	162	$7.03	1,140	1.25%	0.00%	-22.76%
2001	55	$9.10	503	1.38%	0.00%	-10.44%
2000	13	$10.16	135	*	*	*

ING VP MidCap Opportunities
2002	313	$4.51	1,410	-	0.00%	-25.86%
2001	216	$6.08	1,313	-	0.00%	-32.92%
2000	46	$9.06	417	*	*	*
ING VP Research Enhanced Index
2002	197	$6.38 to $9.25	1,811	1.37%	0.00% to 0.80%	-22.71% to -22.08%
2001	188	$8.25 to $11.87	2,208	0.57%	0.00% to 0.80%	-12.94% to -12.23%
2000	163	$9.48 to $13.52	2,181	*	*	*

ING VP SmallCap Opportunities
2002	982	$11.39 to $18.32	17,464	-	0.00% to 0.80%	-44.04% to -43.59%
2001	856	$11.01	26,824	-	0.00%	-75.98%
2000	634	$28.97 to $45.83	27,836	*	*	*

Janus Aspen Series:
Janus Aspen Aggressive Growth
2002	2,284	$9.45 to $9.87	22,456	-	0.00% to 0.80%	-28.51% to -27.93%
2001	2,236	$13.22 to $13.69	30,499	-	0.00% to 0.80%	-39.94% to -39.45%
2000	1,753	$22.01 to $22.61	39,493	*	*	*

S-51

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)

7.	Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

Janus Aspen Series (continued):
Janus Aspen Growth
2002	2,166	$9.01 to $9.40	$20,311	-	0.00% to 0.80%	-27.10% to -26.51%
2001	2,334	$12.35 to $12.80	29,811	0.07%	0.00% to 0.80%	-25.34% to -24.73%
2000	2,008	$16.55 to $17.00	34,078	*	*	*

Janus Aspen International Growth
2002	1,633	$9.46 to $9.88	16,100	0.87%	0.00% to 0.80%	-26.18% to -25.58%
2001	1,401	$12.81 to $13.27	18,555	1.15%	0.00% to 0.80%	-23.85% to -23.23%
2000	1,108	$16.85 to $17.29	19,102	*	*	*

Janus Aspen Worldwide Growth
2002	3,931	$9.73 to $10.16	39,797	0.88%	0.00% to 0.80%	-26.10% to -25.50%
2001	3,953	$13.17 to $13.64	53,757	0.50%	0.00% to 0.80%	-23.06% to -22.44%
2000	3,432	$17.11 to $17.59	60,197	*	*	*

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond
2002	920	$12.73 to $13.29	12,206	4.11%	0.00% to 0.80%	4.50% to 5.34%
2001	594	$12.18 to $12.62	7,482	4.77%	0.00% to 0.80%	7.91% to 8.78%
2000	361	$11.29 to $11.60	4,190	*	*	*

Neuberger Berman AMT Partners
2002	938	$8.21 to $8.58	8,029	0.50%	0.00% to 0.80%	-24.75% to -24.14%
2001	842	$10.91 to $11.31	9,503	0.36%	0.00% to 0.80%	-3.61% to -2.83%
2000	784	$11.32 to $11.63	9,112	*	*	*

Neuberger Berman AMT Socially Responsive
2002	80	$8.70	698	-	0.00%	-14.75%
2001	61	$10.20	621	-	0.00%	-3.58%
2000	21	$10.58	221	*	*	*

S-52

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)

7.		Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

OCC Accumulation Trust:
OCC Equity
2002	403	$9.49 to $9.91	$3,984	0.82%	0.00% to 0.80%	-22.04% to -21.41%
2001	368	$12.17 to $12.61	4,625	0.50%	0.00% to 0.80%	-7.76% to -7.02%
2000	188	$13.19 to $13.56	2,534	*	*	*

OCC Global Equity
2002	160	$9.74 to $10.17	1,619	0.44%	0.00% to 0.80%	-18.07% to -17.41%
2001	121	$11.88 to $12.31	1,479	-	0.00% to 0.80%	-14.51% to -13.82%
2000	100	$13.90 to $14.28	1,426	*	*	*

OCC Managed
2002	861	$9.51 to $9.93	8,519	1.69%	0.00% to 0.80%	-17.55% to -16.88%
2001	664	$11.53 to $11.94	7,904	2.02%	0.00% to 0.80%	95.67% to -4.91%
2000	486	$12.22 to $12.56	6,090	*	*	*

OCC Small Cap
2002	1,076	$10.73 to $11.21	12,019	0.06%	0.00% to 0.80%	-22.26% to -21.64%
2001	771	$13.80 to $14.30	10,997	0.61%	0.00% to 0.80%	7.46% to 8.33%
2000	470	$12.85 to $13.20	6,194	*	*	*

Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT
2002	137	$8.38	1,145	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

Pioneer Small Cap Value VCT
2002	18	$7.62	140	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

S-53

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)

7.					Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

Putnam Variable Trust:
Putnam VT International Growth
2002	152	$7.17	$1,093	1.28%	0.00%	-9.73%
2001	181	$7.94	1,433	-	0.00%	-23.76%
2000	214	$10.41	2,229	*	*	*

Putnam VT Diversified Income
2002	75	$14.28 to $14.72	1,098	9.00%	0.00% to 0.80%	-3.73% -2.95%
2001	90	$13.55 to $13.86	1,248	7.61%	0.00% to 0.80%	2.99% to 3.82%
2000	107	$13.16 to $13.35	1,423	*	*	*

Putnam VT Growth and Income
2002	1,778	$19.05 to $20.01	35,471	1.69%	0.00% to 0.80%	-19.44% to -18.79%
2001	1,771	$23.65 to $13.86	43,533	1.63%	0.00% to 0.80%	-6.92% to -6.16%
2000	1,635	$25.40 to $26.26	42,843	*	*	*

Putnam VT New Opportunities
2002	1,947	$13.91	27,087	-	0.00%	-30.29%
2001	1,917	$19.95	38,232	-	0.00%	-29.99%
2000	1,739	$28.49	49,552	*	*	*

Putnam VT Small Cap Value
2002	409	$9.02	3,690	0.26%	0.00%	-18.06%
2001	109	$19.95	1,199	**	0.00%	**
2000	**	**	**	**	**	**

Putnam VT Utilities Growth and Income
2002	83	$14.06 to $14.46	1,197	3.63%	0.00% to 0.80%	-24.44% to -23.83%
2001	101	$18.61 to $18.98	1,915	3.26%	0.00% to 0.80%	-22.77% to -22.15%
2000	119	$24.10 to $24.39	2,902	*	*	*

S-54

ReliaStar SelectHLife Variable Account

Notes to Financial Statements (continued)

7.	Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

Putnam Variable Trust (continued):
Putnam VT Voyager
2002	3,791	$18.65 to $19.28	$72,929	0.83%	0.00% to 0.80%	-26.93% to -26.34%
2001	3,897	$25.52 to $26.17	101,802	0.11%	0.00% to 0.80%	-22.87% to -22.24%
2000	3,707	$33.09 to $33.65	124,602	*	*	*

*	Not provided for 2000.
**	As this investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
***	As this investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

S-55

ReliaStar Life Insurance Company

Financial Statements - Statutory Basis

Years ended December 31, 2002 and 2001

Contents

Report of Independent Auditors	F-2

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis	F-4
Statements of Operations - Statutory Basis	F-6
Statements of Changes in Capital and Surplus - Statutory Basis	F-8
Statements of Cash Flows - Statutory Basis	F-9
Notes to Financial Statements - Statutory Basis	F-11

F-1

Report of Independent Auditors

Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company ("the Company"), a wholly owned subsidiary of ING America Insurance Holdings, Inc., as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (Minnesota Division of Insurance), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of ReliaStar Life Insurance Company at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

F-2

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

March 21, 2003

F-3

ReliaStar Life Insurance Company

Balance Sheets - Statutory Basis

	December 31
	2002	2001
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$9,976,937	$9,964,006
Preferred stocks	44,624	38,733
Common stocks	877	104
Subsidiaries	454,713	426,974
Mortgage loans	1,729,445	1,625,207
Real estate (less accumulated depreciation: 2002, $91,255; 2001, $87,359)	102,275	100,640
Policy loans	620,676	658,059
Other invested assets	131,764	137,572
Cash and short-term investments	113,595	353,512
Total cash and invested assets	13,174,906	13,304,807

Deferred and uncollected premiums, less loading (2002 - $5,670; 2001 - $11,111)	93,501	125,019
Accrued investment income	157,863	155,521
Reinsurance balances recoverable	228,023	87,220
Data processing equipment, less accumulated depreciation (2002 - $59,363; 2001 - $45,322)	3,834	12,709
Indebtedness from related parties	41,664	38,505
Federal income tax (including net admitted deferred tax asset for 2002 - $93,970; 2001 - $55,557)	93,970	82,432
Separate account assets	3,733,364	4,867,715
Other assets	47,185	52,330

Total admitted assets	$17,574,310	$18,726,258

F-4

ReliaStar Life Insurance Company

Balance Sheets - Statutory Basis

	December 31
	2002	2001
	(In Thousands except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 9,500,540	$ 9,377,745
Accident and health reserves	1,039,276	945,237
Deposit type contracts	765,861	743,775
Policyholder's funds	253	741
Dividends left on deposit	51,709	63,711
Dividends payable	15,914	19,095
Unpaid claims	450,675	507,641
Total policy and contract liabilities	11,824,228	11,657,945

Interest maintenance reserve	263	11,141
Accounts payable and accrued expenses	158,503	181,642
Reinsurance balances due	25,068	25,940
Indebtedness to related parties	17,120	53,123
Contingency reserve	34,123	53,096
Asset valuation reserve	72,106	114,802
Borrowed money	322,882	301,577
Other liabilities	37,618	252,979
Separate account liabilities	3,724,774	4,864,454
Total liabilities	16,216,685	17,516,699

Capital and surplus:
Common stock, $1.25 par value: authorized
25,000,000 shares; issued and outstanding
2,000,000 shares	2,500	2,500
Preferred capital stock	100	100
Surplus note	100,000	100,000
Paid-in and contributed surplus	1,085,221	1,085,011
Unassigned surplus	169,904	22,048
Less treasury stock-preferred stock at December 31, 2002 and 2001	(100)	(100)
Total capital and surplus	1,357,625	1,209,559
Total liabilities and capital and surplus	$17,574,310	$18,726,258

See accompanying notes - statutory basis.
F-5

ReliaStar Life Insurance Company

Statements of Operations-Statutory Basis

	Year ended December 31
	2002	2001
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$2,231,656	$2,473,366
Policy proceeds and dividends left on deposit	1,585	2,242
Net investment income	901,953	919,015
Amortization of interest maintenance reserve	1,622	2,892
Commissions, expense allowances and reserve adjustments on reinsurance ceded	37,661	41,936
Miscellaneous income	101,978	71,858
Total premiums and other revenues	3,276,455	3,511,309

Benefits paid or provided:
Death benefits	570,882	772,417
Annuity benefits	163,212	175,078
Surrender benefits	968,527	1,115,391
Interest on policy or contract funds	14,453	16,484
Accident and health benefits	339,034	244,019
Other benefits	12,635	4,654
Increase in life, annuity, and accident and health reserves	379,460	512,513
Net transfers to separate accounts	14,036	273,276
Total benefits paid or provided	2,462,239	3,113,832

Insurance expenses:
Commissions	239,841	278,828
General expenses	288,258	288,319
Insurance taxes, licenses and fees, excluding federal income taxes	36,375	40,157
Miscellaneous deductions	6,126	36,361
Total insurance expenses	570,600	643,665

Gain (loss) from operations before policyholder dividends, federal income taxes and net realized capital losses	243,616	(246,188)

F-6
ReliaStar Life Insurance Company

Statements of Operations-Statutory Basis (continued)

	Year ended December 31
	2002	2001
	(In Thousands)

Dividends to policyholders	$21,550	$ 24,676

Gain (loss) from operations before federal income taxes
and net realized capital losses	222,066	(270,864)
Federal income tax expense (benefit)	79,794	(92,495)
Gain (loss) from operations before net realized capital losses	142,272	(178,369)
Net realized capital losses net of income taxes (2002 - $12,124; 2001 - $(16,575) and excluding net transfers to the interest maintenance reserve 2002 - $9,255; 2001 - $32,934)	(63,881)	(30,492)
Net income (loss)	$78,391	$(208,861)
See accompanying notes - statutory basis.

F-7
ReliaStar Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis

	Year ended December 31
	2002	2001
	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,500	$ 2,500

Preferred capital stock less treasury stock:
Balance at beginning and at end of year	-	-

Surplus note:
Balance at beginning and at end of year	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning of year	1,085,011	947,781
Capital contributions	210	137,230
Balance at end of year	1,085,221	1,085,011

Unassigned surplus:
Balance at beginning of year	22,048	151,765
Net income (loss)	78,391	(208,861)
Change in net unrealized capital gains/losses	(36,753)	83,962
Change in nonadmitted assets	26,172	(38,616)
Change in liability for reinsurance in unauthorized companies	872	5,499
Change in asset valuation reserve	42,696	(3,671)
Change in reserve on account of change in valuation basis	-	(10)
Other changes in surplus in Separate Account Statement	-	1,563
Change in net deferred income tax	24,303	35,667
Change in accounting principle, net of tax	-	159,510
Transfer of prepaid pension assets	-	(133,117)
Change in surplus as a result of reinsurance	23,000	-
Correction of error	34,419	-
Dividends to stockholders	(50,000)	(40,750)
Other changes	4,756	9,107
Balance at end of year	169,904	22,048
Total capital and surplus	$1,357,625	$1,209,559

See accompanying notes - statutory basis.
F-8

ReliaStar Life Insurance Company

Statements of Cash Flows - Statutory Basis

	Year ended December 31
	2002	2001
	(In Thousands)
Operations
Premiums, policy proceeds, and other
considerations received, net of reinsurance paid	$2,247,859	$2,666,551
Net investment income received	975,601	884,929
Commission and expense allowances received
on reinsurance ceded	44,796	41,936
Benefits paid	(2,577,616)	(2,326,265)
Net transfers to separate accounts	241,597	(127,251)
Insurance expenses paid	(574,345)	(639,129)
Dividends paid to policyholders	(24,093)	(25,651)
Federal income taxes paid	11,075	125,530
Other revenues in excess of (expenses) other	(402)	7,524
Net cash provided by operations	344,472	608,174

Investments
Proceeds from sales, maturities, or repayments
of investments:
Bonds	13,350,942	7,528,188
Preferred stocks	12,505	3,000
Common stocks	1,447	53,320
Mortgage loans	154,634	108,169
Real estate	5,775	3,185
Other invested assets	33,603	16,331
Net gain/loss on cash & short term investment	3,706	3,578
Miscellaneous proceeds	26,184	58,822
Net tax on capital gains	162	(16,413)
Net proceeds from sales, maturities, or
repayments of investments	13,588,958	7,758,180
Cost of investments acquired:
Bonds	13,593,431	8,221,495
Preferred stocks	17,047	2,805
Common stocks	2,164	46,711
Mortgage loans	256,073	299,121
Real estate	-	809
Other invested assets	25,085	31,783
Miscellaneous applications	148,890	828

F-9

ReliaStar Life Insurance Company

Statements of Cash Flows - Statutory Basis (continued)

	December 31
	2002	2001
	(In Thousands)

Total cost of investments acquired	$14,042,690	$8,603,552

Net increase (decrease) in policy loans	389,813	(47)
Net cash used in investment activities	(843,545)	(845,325)

Financing and miscellaneous activities
Cash provided:
Capital and surplus paid-in	210	137,230
Borrowed money	110,235	226,514
Net deposits on deposit-type contract funds	(1,602)	131,177
Dividends to stockholders paid	(50,000)	(40,750)
Other sources	200,313	20,078
Net cash provided by financing and miscellaneous activities	259,156	474,249

Net (decrease) increase in cash and
short-term investments	(239,917)	237,098
Cash and short-term investments:
Beginning of year	353,512	116,414
End of year	$113,595	$353,512

See accompanying notes - statutory basis.
F-10
ReliaStar Life Insurance Company
Notes to Financial Statements - Statutory Basis
December 31, 2002

1.	Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company (the Company) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion"), a Connecticut holding and management company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company is principally engaged in the business of providing individual life insurance and annuities; employee benefit products and services; retirement plans; and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, Puerto Rico and Canada.

The Company merged with Northern Life Insurance Company ("Northern Life"), an affiliate, on October 1, 2002. The transaction was approved by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance) and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Northern Life. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net loss, and other surplus adjustments for the nine months ended September 30, 2002 were $1,663,377,000, $81,595,000 and $108,259,000, respectively for the Company and $858,390,000, $3,977,000 and $12,544,000, respectively for Northern Life.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the State of Minnesota Division of Insurance, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

F-11

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

1.	Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

F-12

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

1.	Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets.

Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

F-13

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

F-14

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

1.	Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

F-15

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

1.	Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

Participation Fund Account

On January 3, 1989, the Minnesota Insurance Division approved a Plan of Conversion and Reorganization (the Plan), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account (PFA) for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $290 million as of December 31, 2002) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks, common stocks, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

F-16

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

1.	Nature of Operations and Significant Accounting Policies (continued)

Investments (continued)

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement.

Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.
F-17

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

1.	Nature of Operations and Significant Accounting Policies (continued)

Investments (continued)

The Company's insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company's noninsurance subsidiaries are reported at the GAAP-basis of its net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at amortized cost, less allowance for impairments.

Policy loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Dollar roll transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

F-18
ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

1.	Nature of Operations and Significant Accounting Policies (continued

Investments (continued)

At December 31, 2002 and 2001, the Company had loaned securities (which are reflected as invested assets on the Balance Sheets) with a market value of approximately $37,450,000 and $118,787,000, respectively.

Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

Realized capital gains and losses are determined using the specific identification basis.

Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 13.25%.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in the valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

F-19
ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

1.	Nature of Operations and Significant Accounting Policies (continued)

Aggregate Reserve for Life Policies and Contracts (continued)

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the state of Minnesota, is $3,308,216,000 at December 31, 2002. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $45,017,000 at December 31, 2002.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Real Estate and Electronic Data Processing Equipment

Electronic data processing equipment are carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful life.

F-20

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

1.	Nature of Operations and Significant Accounting Policies (continued)

Participating Insurance

Participating business approximates less than 1% of the Company's ordinary life insurance in force and 10.8% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividend expense of $21,550,000 and $24,676,000 was incurred in 2002 and 2001, respectively.

Pension Plans

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31
	2002	2001
	(In Thousands)
Deferred federal income taxes	$185,706	$196,904
Agents' debit balances	(6,919)	1,874
Furniture and equipment	5,231	5,189
Deferred and uncollected premium	4,802	14,134
Non-operating software asset in progress	5,971	2,812
Other	13,036	13,086
Total nonadmitted assets	$207,827	$233,999
Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets.

F-21

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

1.	Nature of Operations and Significant Accounting Policies (continued)

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2002.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

The Company borrowed $3,308,623,000 and repaid $3,308,623,000 in 2002 borrowed $2,626,202,000 and repaid $2,624,202,000 in 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from dollar roll transactions. Interest paid on borrowed money was $442,000 and $969,000 during 2002 and 2001, respectively.

Separate Accounts

Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one-year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

F-22

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

1.	Nature of Operations and Significant Accounting Policies (continued)

Reclassifications

Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

2.	Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Minnesota Department of Commerce, Division of Insurance. The Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.

3.	Accounting Changes and Correction of Errors

Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Minnesota. Effective January 1, 2001, the State of Minnesota required that insurance companies domiciled in the State of Minnesota prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Minnesota insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

F-23

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

3.	Accounting Changes and Correction of Errors (continued)

Accounting Changes (continued)

As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned surplus, of $159,510,000 as of January 1, 2001.

Effective with the Northern Life merger, the Company's accounting policy for the Commissioners' Annuity Reserve Validation Method ("CARVM") reserves was adopted and applied to Northern Life's variable annuity reserves. The accompanying financials have been restated for all period presented to reflect a consistent accounting policy.

Correction of Errors

Subsequent to the issuance of the 2001 financial statements, the Company identified an error in the transfers from separate accounts due and accrued reported in the annual Balance Sheet at December 31, 2001. The transfers from separate accounts due and accrued was understated by $52,953,000 at December 31, 2001. In accordance with Statement of Statutory Accounting Principles ("SSAP") No. 3, "Accounting Changes and Correction of Errors", the error was corrected in June 2002 as an adjustment to the January 1, 2002 unassigned surplus balance. The error understated total assets and unassigned surplus at December 31, 2001 by $52,953,000 and $34,419,000, respectively. The error understated total liabilities by $18,534,000. The error overstated net loss by $34,419,000 for the year ended December 31, 2001.

F-24

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

4.	Investments

The amortized cost and fair value of bonds and equity securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2002:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$ 519,655	$ 10,612	$ 109	$ 530,158
States, municipalities, and political subdivisions	24,894	862	72	25,684
Foreign government	101,514	21,872	-	123,386
Public utilities securities	570,433	30,524	6,548	594,409
Corporate securities	4,440,610	271,986	65,497	4,647,099
Mortgage-backed securities	2,788,463	101,594	37,435	2,852,622
Other structured securities	1,546,957	96,417	65,774	1,577,600
Total fixed maturities	9,992,526	533,867	175,435	10,350,958
Preferred stocks	45,870	-	1,246	44,624
Common stocks	1,077	-	200	877
Total equity securities	46,947	-	1,446	45,501
Total	$10,039,473	$533,867	$176,881	$10,396,459

At December 31, 2001:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$ 170,029	$ 2,219	$ 1,153	$ 171,095
States, municipalities, and political subdivisions	48,149	8,240	913	55,476
Foreign government	100,306	6,141	498	105,949
Public utilities securities	346,627	9,023	4,798	350,852
Corporate securities	4,761,263	157,609	67,518	4,851,354
Mortgage-backed securities	2,458,685	56,076	16,415	2,498,346
Other structured securities	2,084,172	61,572	84,012	2,061,732
Total fixed maturities	9,969,231	300,880	175,307	10,094,804
Preferred stocks	42,011	-	3,278	38,733
Common stocks	96	8	-	104
Total equity securities	42,107	8	3,278	38,837
Total	$10,011,338	$300,888	$178,585	$10,133,641
F-25

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

4.	Investments (continued)

The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
December 31, 2002	(In Thousands)
Maturing in:
Due 1 year or less	$ 136,256	$ 138,797
Due after 1 year through 5 years	2,007,031	2,104,815
Due after 5 years through 10 years	2,483,625	2,603,775
Due after 10 years	1,030,194	1,073,349
	5,657,106	5,920,736

Mortgage-backed securities	2,788,463	2,852,622
Other structured securities	1,546,957	1,577,600
Total	$9,992,526	$10,350,958

At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $156,849,107 were on deposit with state insurance departments to satisfy regulatory requirements.

Reconciliation of bonds from authorized cost to carrying value as of December 31, 2002 and 2001 is as follows:

	December 31
	2002	2001
	(In Thousands)

Amortized cost	$9,992,526	$9,969,231
Less nonadmitted bonds	15,589	5,225
Carrying value	$9,976,937	$9,964,006

Proceeds from the sale of investments in bonds and other fixed maturity interest securities were $5,365,216,000 and $3,615,412,000 in 2002 and 2001, respectively. Gross gains of $133,384,000 and $99,847,000 and gross losses of $110,691,000 and $30,657,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

F-26

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

4.	Investments (continued)

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2002	2001
	(In Thousands)
Income:
Bonds	$734,837	$743,699
Mortgage loans	129,364	119,602
Policy loans	29,036	33,794
Company-occupied property	20,634	18,981
Other	75,898	68,044
Total investment income	989,769	984,120
Investment expenses	(87,816)	(65,105)
Net investment income	$901,953	$919,015

As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

	2002	2001
	(In Thousands)
Investment purchase commitments	$144,004	$91,571

The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchase agreements involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchase agreements are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money.

The repurchase obligation totaled $306,275,000 and $248,682,000 at December 31, 2002 and 2001, respectively. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $304,489,000 at December 31, 2002. The securities have a weighted average coupon of 5.7% and have maturates ranging from December 2017 through 2032. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short term investments, which was not material at December 31, 2002. The Company believes the counterparties to the dollar roll agreement are financially responsible and that the counterparty risk is minimal.

F-27

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

4.	Investments (continued)

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreement call for payment on interest at a rate of 1.4%. The agreements mature prior to the end of January 2003. At December 31, 2002, the amount due on these agreements included in borrowed money is $16,000,000. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $19,497,000. The securities have a weighted average coupon of 6.5% and have a maturity of August 1, 2032.

The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.3% and 3.0%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of a loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 77.9% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue. Total interest due as of December 31, 2002, is $41,000.

The Company had impaired mortgage loans without an allowance for credit losses of $7,309,000 and $15,158,000 as of December 31, 2002 and 2001, respectively.

5.	Derivative Financial Instruments Held for Purposes Other than Trading

The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

F-28

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

5.	Derivative Financial Instruments Held for Purposes Other than Trading (continued)

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

F-29

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

5.	Derivative Financial Instruments Held for Purposes Other than Trading (continued)

The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2002 and 2001:
	December 31, 2002
	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
Interest rate contracts:
Swaps	$ 580,000	$ -	$31,780
Caps owned	375,000	3,974	809
Options owned	44,714	3,053	3,053
Forwards Owned	42,520	-	44
Total derivatives	$1,042,234	$7,027	$35,686
	December 31, 2001
	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
Interest rate contracts:
Swaps	$530,000	$ -	$35,700
Options owned	53,400	3,400	3,400
Total derivatives	$583,400	$3,400	$39,100
6.	Concentrations of Credit Risk

The Company held less-than-investment-grade corporate bonds with an aggregate book value of $638,727,000 and an aggregate market value of $594,111,000 at December 31, 2002. Those holdings amounted to 6.4% of the Company's investments in bonds and 3.6% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

The Company held unrated bonds of $433,532,000 with an aggregate NAIC market value of $439,960,000 at December 31, 2002. The carrying value of these holdings amounted to 4.4% of the Company's investment in bonds and 2.5% of the Company's total admitted assets at December 31, 2002.

F-30

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

6.	Concentrations of Credit Risk (continued)

At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (16.2%) and Illinois (8.6%). The remaining commercial mortgages relate to properties located in 39 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $39,299,000.

7.	Annuity Reserves

At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2002
	Amount	Percent
	(In Thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 407,469	3.8%
At book value less surrender charge	2,126,141	19.8%
At fair value	2,804,845	26.2%
Subtotal	5,338,455	49.8%
Subject to discretionary withdrawal (without adjustment) at book value with
minimal or no charge or adjustment	4,422,308	41.2%
Not subject to discretionary withdrawal	962,795	9.0%
Total annuity reserves and deposit fund liabilities
Before reinsurance	10,723,558	100.0%
Less reinsurance ceded	13,318
Net annuity reserves and deposit fund liabilities	$10,710,240

F-31

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

7.	Annuity Reserves (continued)

	December 31, 2001
	Amount	Percent
	(In Thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 363,367	3.2%
At book value less surrender charge	2,675,437	23.4%
At fair value	3,742,963	32.7%
Subtotal	6,781,767	59.3%
Subject to discretionary withdrawal (without adjustment) at book value with
minimal or no charge or adjustment	4,029,470	35.2%
Not subject to discretionary withdrawal	630,394	5.5%
Total annuity reserves and deposit fund liabilities-
Before reinsurance	11,441,631	100.0%
Less reinsurance ceded	3,843
Net annuity reserves and deposit fund liabilities	$11,437,788

8.	Employee Benefit Plans

Pension Plan and Postretirement Benefits

Effective December 31, 2001 the qualified plan of the Company, along with certain other US subsidiaries of ING America, were merged into one plan which will be recognized in ING America's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan (SERP).

F-32

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

8.	Employee Benefit Plans (continued)

A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:
	Pension Benefits		Other Benefits
	2002	2001	2002	2001
		(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$27,921	$228,822	$15,049	$14,159
Service cost	7	2,419	1,139	743
Interest cost	2,007	17,372	1,166	1,113
Contribution by plan participants	-	-	954	455
Actuarial gain (loss)	2,750	7,136	4,481	(4,616)
Benefits paid	(2,578)	(6,477)	(2,148)	(1,206)
Plan amendments	-	(174)	(3,151)	3,341
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	(221,177)	-	1,060
Benefit obligation at end of year	$30,107	$ 27,921	$17,490	$15,049

	Pension Benefits	Other Benefits
	2002	2001	2002	2001
	(In Thousands)
Change in plan assets
Fair value of plan assets at beginning of year	$ -	327,518	-	-
Actual return on plan assets	-	(83,880)	-	-
Employer contribution	2,578	2,017	1,195	751
Plan participants' contributions	-	-	953	455
Benefits paid	(2,578)	(6,477)	(2,148)	(1,206)
Business combinations, divestitures and settlements	-	(239,178)	-	-
Fair value of plan assets at end of year	-	-	-	-

F-33
ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

8.	Employee Benefit Plans (continued)
Funded status
Unamortized prior service cost (credit)	$ (44)	$ (49)	$(1,497)	$3,341
Unrecognized net gain (loss)	7,409	4,794	(710)	(4,065)
Remaining net obligation or net asset at initial date of application	20,634	21,780	-	8,562
Prepaid assets or accrued liabilities	(2,112)	-	(18,278)	-
Total funded status	$30,107	$27,921	$17,490	$15,049
	Pension Benefits		Other Benefits
	2002	2001	2002	2001
	(In Thousands)
Components of net periodic benefit cost
Service cost	$ 7	$2,419	$1,139	$ 743
Interest cost	2,007	17,372	1,166	1,113
Expected return on plan assets	-	(29,677)	-	-
Amortization of recognized transition obligation or transition asset	1,146	-	-	-
Amount of recognized gains and losses	139	-	(294)	-
Amount of prior service cost recognized	(5)	1,163	1,689	-
Amount of gain or loss recognized due to a settlement or curtailment	-	970	-	-
Total net periodic benefit cost	$3,294	$(7,753)	$3,700	$1,856

In addition, the Company has pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2002 and 2001 in the amount of $11,168,000 and $4,466,000, respectively.

Assumptions used in determining the accounting for the defined benefit plans as of December 31, 2002 and 2001 were as follows:

	2002	2001

Weighted-average discount rate	6.75%	7.50%
Rate of increase in compensation level	3.75%	4.50%
Expected long-term rate of return on assets	9.00%	9.25%

F-34

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

8.	Employee Benefit Plans (continued)

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5% over 6 years. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $383,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $317,000.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.5% at December 31, 2002 and 7.5% at December 31, 2001.

401(k) Plan

The ING Savings Plan and ESOP is a defined contribution plan sponsored by ING AIH, which is available to substantially all home office employees. Participants may make contributions to the plan through salary reductions up to a maximum of $11,000 for 2002 and $10,500 for 2001. Such contributions are not currently taxable to the participants. ING AIH matches up to 6% of pre-tax eligible pay at 100% and allocates expenses to the Company for their portion of the match. Amounts allocated to the Company were $4,101,000 and $2,831,000 for 2002 and 2001, respectively.

9.	Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

Premiums, deposits, and other considerations received for the years ended December 31, 2002 and 2001 were $796,772,000 and $1,164,829,000, respectively.

F-35

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

9.	Separate Accounts (continued

A reconciliation of the amounts transferred to and from the separate accounts is presented below:
	2002	2001
	(In Thousands)
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$796,772	$1,164,829
Transfers from separate accounts	937,201	711,838
Net transfers to separate accounts	(140,429)	452,991
Reconciling adjustments:
Miscellaneous transfers	154,465	(179,715)
Transfers as reported in the Statement of Operations	$14,036	$273,276
Information regarding the separate accounts of the Company is as follows:
	Nonindexed Guarantee Less than/equal to 4%	Non-guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2002

Premium, consideration or deposits for the year	$ -	$228,606	$228,606
Reserves for separate accounts with assets at:
Fair value	-	3,308,972	3,308,972
Amortized costs	191,277	-	191,277
Total reserves	$191,277	$3,308,972	$3,500,249

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal	$ -	$ -	$ -
With market value adjustment	191,277	-	191,277
At book value without market value	-	-	-
At market value	-	3,294,535	3,294,535
At book value without market value adjustment and with current surrender charge less than 5%	-	-	-
Subtotal	191,277	3,294,535	3,485,812
Not subject to discretionary Withdrawal	-	14,437	14,437
Total aggregate reserves for separate accounts	$191,277	$3,308,972	$3,500,239
F-36

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

9.	Separate Accounts (continued

	Nonindexed Guarantee Less than/equal to 4%	Non-guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2001

Reserves for separate accounts with assets at:
Fair value	$157,996	$4,540,380	$4,698,376
Amortized costs	-	-	-
Total reserves	$157,996	$4,540,380	$4,698,376

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal	$ -	$ -	$ -
With market value adjustment	157,996	-	157,996
At book value without market value	-	-	-
At market value	-	4,538,922	4,538,922
At book value without market value adjustment and with current surrender charge less than 5%	-	-	-
Subtotal	157,996	4,538,922	4,696,918
Not subject to discretionary withdrawal	-	1,458	1,458
Total aggregate reserves for separate account	$157,996	$4,540,380	$4,698,376

F-37

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

10.	Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2002, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $5,000,000. For group life and accidental death and dismemberment coverage and reinsurance assumed retention is $500,000 per life.

To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $561,640,000 and $625,602,000 for the years ended December 31, 2002 and 2001, respectively.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2002	2001
	(In Thousands)

Premiums	$266,322	$351,254
Benefits paid or provided	186,884	243,802
Policy and contract liabilities at year end	965,399	528,392

F-38

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

11.	Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse ReliaStar Life Insurance Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

Significant components of income taxes incurred as of December 31 are as follows:
	December 31
	2002	2001
	(In Thousands)
Current income taxes incurred consist of the following major components:
Federal taxes on operations	$79,794	$(92,495)
Federal taxes on capital gains	(12,124)	16,575
Total current taxes incurred (benefit)	$67,670	$(75,920)

F-39

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

11.	Federal Income Taxes (continued)

The main components of deferred tax assets and deferred tax liabilities are as follows:
		December 31
		2002	2001
		(In Thousands)
	Deferred tax assets resulting from book/tax differences in:
	Deferred acquisition costs	$82,945	$88,740
	Insurance reserves	82,543	71,900
	Investments	32,681	26,126
	Compensation	31,110	25,281
	Due & deferred premium	16,961	11,990
	Nonadmitted assets and other surplus items	26,927	22,703
	Unrealized loss on investments	2,911	5,877
	Litigation accruals	11,943	23,703
	Other	42,217	17,775
	Total deferred tax assets	330,238	294,095
	Deferred tax assets nonadmitted	(185,705)	(196,904)
	Admitted deferred tax assets	144,533	97,191
	Deferred tax liabilities resulting from book/tax differences in:
	Investments	14,272	14,962
	Depreciable assets	31,325	21,447
	Other	4,966	5,225
	Total deferred tax liabilities	50,563	41,634
	Net admitted deferred tax asset	$93,970	$55,557

F-40

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

11.	Federal Income Taxes (continued)

The change in net deferred income taxes is comprised of the following:
	December 31
	2002	2001	Change
	(In Thousands)
Total deferred tax assets	$330,238	$294,095	$36,143
Total deferred tax liabilities	(50,563)	(41,634)	(8,929)
Net deferred tax asset	$279,675	$252,461	27,214
Tax effect of items in surplus:
Nonadmitted assets			5,405
Unrealized gains (losses)			2,966
Change in net deferred income tax			$35,585

The provision for federal income taxes expense and change in deferred taxes differs from the amount obtained by applying the statutory federal income tax rate to income (including capital losses) before income taxes for the following reasons:

Year Ended December 31, 2002 (In Thousands)

Ordinary income	$222,066
Capital gains (losses)	(85,260)
Total pre-tax book income	136,806

Provision computed at statutory rate	47,882
Dividends received deduction	(14,719)
Refinement of deferred tax balances	1,689
Other	(2,767)
Total	32,085

Federal income taxes incurred	67,670
Change in net deferred income taxes	(35,585)
Total statutory income taxes	$ 32,085

F-41

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

11.	Federal Income Taxes (continued)

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $88,469,775 and $13,995,110 from 2002 and 2001, respectively.

Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $32,641,000 at December 31, 2002. However, if such taxes were assessed, the amount of the taxes payable would be $9,511,000. No deferred tax liabilities are recognized related to the PSA.

12.	Investment in and Advances to Subsidiaries

The Company has two wholly owned insurance subsidiaries at December 31, 2002, Security Connecticut Life Insurance Company ("SCL") and ReliaStar Reinsurance Group "UK" LTD ("RRG"). The Company also has three wholly owned noninsurance subsidiaries, NWNL Benefits Corporation, Norlic, Inc. and Superior Vision Services.

Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

	December 31
	2002	2001
	(In Thousands)

Preferred stock (cost - $4,664 in 2002; and 2001)	$4,664	$4,664
Common stock (cost- $337,118 in 2002 $337,213 2001)	454,713	427,026
Payable to subsidiaries	(1,761)	(559)

F-42

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

12.	Investment in and Advances to Subsidiaries (continued)

Summarized financial information for these subsidiaries is as follows:

	2002	2001
	In Thousands
Revenues	$ 420,167	$ 447,164
Income before net realized (losses) gains on investments	(15,107)	6,623
Net (loss) income	(26,497)	5,601
Admitted assets	2,435,317	2,112,756
Liabilities	1,985,219	1,690,454

SCL paid a common stock dividend to the Company of $40,600,000 and $11,000,000 in 2002 and 2001, respectively.

13.	Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2,000,000. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

Lion Connecticut Holdings Inc. ("Lion") loaned $100.0 million to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for US Treasury Bonds payable semi annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Division of Insurance. For the year ended December 31, 2002 total interest paid totaled $6.4 million and accrued interest at December 31, 2002 was $1.4 million.

F-43

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

14.		Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

	December 31
	2002		2001
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$9,976,937	$10,350,958	$9,964,006	$10,094,804
Preferred stocks	44,624	44,624	38,733	38,733
Unaffiliated common stocks	877	877	104	104
Mortgage loans	1,729,445	1,944,399	1,625,207	1,708,500
Policy loans	620,676	620,676	658,059	658,059
Derivative securities	7,027	35,686	3,400	39,100
Short-term investments	92,162	92,162	219,173	219,173
Cash	21,433	21,433	134,339	134,339
Indebtedness from related parties	41.664	41,664	38,505	38,505
Separate account assets	3,733,364	3,733,364	4,867,715	4,867,715
Receivable for securities	4,967	4,967	14,565	14,565

F-44

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

14.	Fair Values of Financial Instruments (continued)
	December 31
	2002		2001
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Liabilities:
Individual and group annuities	$ 7,090,839	$ 7,073,974	$ 6,633,561	$ 6,476,318
Guaranteed investment contracts	115,222	119,819	101,803	111,744
Deposit type contract	628,462	587,450	127,518	128,428
Policyholder dividends	22,177	22,177	72,980	72,980
Indebtedness to related parties	17,120	17,120	53,123	53,123
Separate account liabilities	3,724,774	3,724,774	4,864,454	4,864,454
Payable for securities	6,039	6,039	239,360	239,360
The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Market value as determined by the NAIC as of December 31, 2002 and 2001 is $10,494,545,000 and $10,881,790,000, respectively.

F-45

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

14.	Fair Values of Financial Instruments (continued)

Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balance. Fair values are calculated using discounted cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0% and 10% over the total portfolio.

Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

The carrying value of all other financial instruments approximates their fair value.

F-46

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

15.	Commitments and Contingencies

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of pending lawsuits will not have a materially adverse effect on the Company's operations or financial position.

Operating Leases

The Company leases office space under various non cancelable operating lease agreements that expire through November 2009. Rental expense for 2002 and 2001 was approximately $5,973,000 and $4,526,000.

At December 31, 2002, the minimum aggregate rental commitments under operating leases are as follows:
Year Ending December 31, 2002
2003	$6,194,000
2004	$5,538,000
2005	$4,677,000
2006	$4,435,000
2007	$3,928,000
thereafter	$3,315,000

Certain rental commitments have renewal options extending through the year 2009 subject to adjustments in future periods.

Lessor Leases

The Company owns or leases numerous sites that are leased or subleased to franchisees. Buildings owned or leased that meet the criteria for operating leases are carried at the gross investment in the lease less unearned income. Unearned income is recognized in such a manner as to produce a constant periodic rate of return on the net investment . The typical lease period is 20 years and some leases contain renewal options. The franchisee is responsible for the payment of property taxes, insurance and maintenance costs related to the leased property.

F-47

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

15.	Commitments and Contingencies (continued)

Future minimum lease payment receivables under non cancelable operating leasing arrangements as of December 31, 2002 are as follows:

2003	$14,603,000
2004	$12,503,000
2005	$13,478,000
2006	$12,694,000
2007	$12,694,000
thereafter	$13,095,000

Contingent rentals included in income for the years ended December 31, 2002 amounted to $13,665,000. The net investment is classified as real estate.

16.	Financing Agreements

The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $125,000,000 from the Bank. Interest on any company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $40,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

The Company is the beneficiary of letters of credit totaling $175,784,000 terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2002 and 2001.

17.	Related Party Transactions

Affiliates

Management and services contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

F-48

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

17.	Related Party Transactions (continued)

Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid (received) under these agreements was $82,522,000 and $(9,006,000) for the year ended December 31, 2002 and 2001, respectfully.

Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $32,088,000 and $27,899,000 for the year ended December 31, 2002 and 2001, respectfully.

Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to $156,100,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the company incurred interest expense of $329,000 and interest income of $940,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to ING AIH and $70,000,000 receivable from ING AIH

Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

F-49

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

17.	Related Party Transactions (continued)

ReliaStar Life Insurance Company ("ReliaStar Life"), effective January, 2002, entered in a Guarantee Agreement with three other ING Affiliates whereby it is jointly and severally liable for $250,000,000 obligation of another ING affiliate, Security Life of Denver International Limited ("SLDI"). The ReliaStar Board of Directors approved this transaction on April 25, 2002. The three affiliated life insurers are ReliaStar Life, Security-Connecticut Life Insurance Company ("SCL"), and Security Life of Denver Insurance Company ("SLD"). The joint and several guarantees of the three insurers are capped at $250,000,000. The States of Colorado and Minnesota did not disapprove the guarantee.

18.	Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $187,000 and $587,000 as of December 31, 2002 and 2001 and has recorded a liability. The Company has also recorded an asset of ($772,000) and $1,833,000 as of December 31, 2002 and 2001, respectively, for future credits to premium taxes for assessments already paid.

19.	Regulatory Risk-Based Capital

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

F-50

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

20.	Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	December 31
	2002	2001
	(In Thousands)

Balance at January 1	$1,224,123	$1,124,478
Less reinsurance recoverables	166,765	374,000
Net balance at January 1	$1,057,358	$ 750,478

Incurred related to:
Current year	375,385	633,993
Prior years	74,988	24,745
Total incurred	$ 450,373	$ 658,738

Paid related to:
Current year	212,147	262,546
Prior years	90,920	89,312
Total paid	$ 303,067	$ 351,858

Net balance at December 31	1,204,664	1,057,358
Plus reinsurance recoverables	46,176	166,765
Balance at December 31	$1,250,840	$1,224,123

The liability for unpaid accident and health claims and claim adjustment expenses is included in Accident and Health Reserves and Unpaid Claims. During the third quarter of 2001 the Company's reinsurance operations recorded reserve related adjustments to reflect the increase in workers compensation claims due to events of September 11th at the World Trade Center.

F-51

ReliaStar Life Insurance Company
Notes to Financial Statements (continued)

21.	Reconciliation to the Annual Statement

At December 31, 2002 and 2001, differences in amounts reported in the 2002 and 2001 Annual Statements, as revised, and amounts in the accompanying statutory-basis financial statements are due to the following:

	Net Income	Capital and Surplus
Amounts as reported in the 2002 Annual Statement	$102,970,000	$1,357,625,000
Effects of CARVM accounting policy change	(24,579,000)	-
Amounts as reported in the accompanying statutory-basis financial statements	78,391,000	1,357,625,000

	Net Income	Capital and Surplus
Amounts as reported in the 2001 Annual Statement	$(262,728,000)	$1,184,979,000
Effects of codification accounting change	52,000,000	-
Effects of CARVM accounting policy change	1,867,000	24,580,000
Amounts as reported in the accompanying statutory-basis financial statements	208,861,000	1,209,559,000

F-52

33-57244	May 2003
PART C
OTHER INFORMATION

Item 27	Exhibits

(a)

Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL") establishing the SelectHLife Variable Account. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)	Not Applicable.
(c)	(1)	Form of ReliaStar Life Insurance Company Distribution Agreement between ReliaStar Life Insurance Company and ING America Equities, Inc.
(2)

Amendment to Distribution Service Agreement dated March 7, 2002 by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-92000, as filed on April 17, 2003.)

	(3)	Specimen Selling Agreements. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement.
(5)

Specimen ING America Equities, Inc. Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

	(6)	Schedules for Sales Commissions. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)
(d)	(1)	Form of Policy available (together with available Policy Riders). (Incorporated by reference to Post-Effective Amendment No. 9 on Form S-6, File No. 33-57244, as filed on April 23, 1998.)
	(2)	Accelerated Benefit Rider. (Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6, File No. 33-57244, as filed on February 22, 1996.)
	(3)	Connecticut Modification Rider. (Incorporated by reference to Post-Effective Amendment No. 4 on Form X-6, File No. 33-57244, as filed on February 22, 1996.)
	(4)	Policy Illustration. (Incorporated by reference to Pre-Effective Amendment No. 13 on Form S-6, File No. 33-57244, as filed on April 24. 2002.)
(e)	(1)	Revised Policy Application Form. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(2)	Supplement to Life Insurance Application. (Incorporated by reference to Post-Effective Amendment No. 3, File No. 333-92000, as filed on April 17, 2003.)
(f)	(1)	Amended Articles of Incorporation of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(2)	Amended By-Laws of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
(g)	Not Applicable.
(h)	(1)	(a)

Form of Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Post-Effective Amendment No. 11 on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

(b)

Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

Form of Administrative Services Agreement by and between ReliaStar Life Insurance Company and A I M Advisors, Inc. (Incorporated by reference to Post-Effective Amendment No. 11 on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

	(2)	(a)

Form of Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 on form S-6, File No. 2-95392, as filed on August 4, 1997.)

(b)

Exhibit to Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 11 on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

(c)

Form of Amendment to the Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(d)

Form of Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(3)	(a)

Form of Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company.

(b)

Form of Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.

	(4)	(a)

Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

Form of Amendment No. 10 to Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Pre-Effective Amendment No. 1 on Form S-6, File No. 333-69431, as filed on April 5, 1999.)

(c)

Form of Amendments No. 11 and 12 to Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File Number 333-47094, as filed on September 29, 2000.)

(d)

Form of Service Agreement and Contract between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Distributors Corporation dated January 1, 1997. (Incorporated by reference to Initial Registration on Form S-6EL24, File No. 333-18517, as filed on March 31, 1997.)

(e)

Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(f)

Form of Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on April 5, 1999.)

(g)

Form of Amendments No. 10 and 11 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

	(5)	(a)

Participation Agreement between ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

	(6)	(a)	Form of Participation Agreement among the GCG Trust, ReliaStar Life Insurance Company and Directed Services, Inc.
	(7)	(a)

Participation Agreement by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(b)

Amendment to Participation Agreement by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(c)

Amendment dated May 1, 2003 to Participation Agreement dated as of December 6, 2001 by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-92000, as filed on April 17, 2003.)

(d)

Service Agreement between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(e)

Amendment dated May 1, 2003 to Shareholder Servicing Agreement dated as of December 6, 2001 by and between ING Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-92000, as filed on April 17, 2003.)

	(8)	(a)

Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(b)

Amendment to Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

	(9)	(a)

Form of Participation Agreement by and between ReliaStar Life Insurance Company, Pilgrim Variable Products Trust and Pilgrim Investment, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6, File No. 333-69431, as filed on March 30, 2001.)

(b)

Amendment to Participation Agreement dated as of August 30, 2002 by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6, File No. 33-69892, as filed on October 11, 2002.)

(c)

Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(d)

Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002 by and between ING Funds Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

	(10)	(a)

Form of Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 33-69431, as filed on April 14, 2000.)

(b)

Amendment to Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post Effective Amendment No. 1 on Form S-6, File No. 69431, as filed on April 14, 2000.)

(c)

Amendment, effective July 1, 2002 to Letter Agreement dated August 8, 1997 between Janus Capital Corporation (the "Adviser"), and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(d)

Form of Service Agreement by and between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(11)	(a)

Form of Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(b)

Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 333-69431, as filed on April 5, 1999.)

(c)

Form of Service Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated ("NBMI"). (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(12)	(a)

Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(b)

Service Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(13)	(a)

Participation Agreement by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)

	(14)	(a)

Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

Form of Amendments No. 3 and 4 to Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(i)	Not Applicable.
(j)	Not Applicable
(k)	Opinion and Consent of Counsel.
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Auditors.
(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)

Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.)

Item 28	Directors and Officers of the Depositor
Name and Principal Business Address			Positions and Offices with Depositor
Keith Gubbay, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director, President and Chief Executive Officer
P. Randall Lowery, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director
Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director
Mark A. Tullis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director
David Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director
Allan Baker, 151 Farmington Avenue, Hartford, CT 06156			Senior Vice President
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President, Tax
Robert W. Crispin, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President, Investments
Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President
Robert Francis, 6140 Stonehedge Mall Road, Suite. 375, Pleasanton, CA 94588			Senior Vice President
James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401.			Senior Vice President
Shaun P. Mathews, 151 Farmington Avenue, Hartford, CT 06156			Senior Vice President
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380			Senior Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Vice President and Treasurer
Cheryl L. Price, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Vice President, Chief Financial Officer and Chief Accounting Officer
Carol S. Stern, 1051 M Street, N.W., Suite 430, Washington, DC 20005			Vice President and Chief Compliance Officer
Craig Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401			Vice President and Actuary
Pamela S. Anson, 2001 21st Avenue, N.W. Minot, ND 58703			Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401			Secretary
Item 29	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 30	Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Minnesota, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Additionally, Section XVIII of the ReliaStar Life Insurance Company Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 31	Principal Underwriters
(a)

Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Southland Life Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Director, President and Chief Executive Officer
Daniel P. Mulheran, 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue, N.W. Minot, ND 58703	Director, Vice President
Anita F. Woods, 5780 Powers Ferry Road, Atlanta, GA 80203	Financial Operations Officer and Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue, N.W. Minot, ND 58703	Vice President
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Vice President
Frederick C. Litow, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Assistant Treasurer
Renee E. McKenzie, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President, Assistant Treasurer and Assistant Secretary
David S. Pendergrass, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2002 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.				$50,355,543
*	Includes payments to agents/registered representatives, broker/dealers, and regional managers/brokerage general agents and payments to Washington Square Securities, Inc. as a distribution allowance.
Item 32	Location of Accounts and Records

Accounts and records are maintained by ReliaStar Life Insurance Company at 20 Washington Ave South, Minneapolis, MN 55401 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 33	Management Services
None.
Item 34	Fee Representations

ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the policies. ReliaStar Life Insurance Company bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant, Select HLife Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 16 to this Registration Statement on Form N-6 (File No. 33-57244) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 17th day of April, 2003.

SELECTHLIFE VARIABLE ACCOUNT
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

	By:	Keith Gubbay*
President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

Keith Gubbay*	Director and President
Keith Gubbay	(principal executive officer)

Thomas J. McInerney*	Director
Thomas J. McInerney

Randy Lowery*	Director
P. Randall Lowery		April
17, 2003
Mark A. Tullis*	Director
Mark A. Tullis

Chris Schreier*	Director, Sr. Vice President and Chief Financial Officer
Chris Schreier	(principal financial officer)

Director
David Wheat

Cheryl L. Price*	Chief Financial Officer and Chief Accounting Officer
Cheryl L. Price	(principal financial and accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

SELECTHLIFE VARIABLE ACCOUNT
Exhibit Index

Exhibit No.	Exhibit

27-(c)(1)	Form of ReliaStar Life Insurance Company Distribution Agreement between ReliaStar Life Insurance Company and ING America Equities, Inc.

27-(c)(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement

27-(h)(3)(a)

Form of Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company.

27-(h)(3)(b)

Form of Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.

27-(h)(6)(a)	Form of Participation Agreement among the GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc.

27-(k)	Opinion and Consent of Counsel

27-(n)	Consent of Independent Auditors - Ernst & Young LLP